UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	11/30/2006

Item 1:                                          Report to Shareholders.

LORD ABBETT

2006

Annual

Report

Lord Abbett
Large Cap Core Fund
Small Cap Value Fund

For the fiscal year ended November 30, 2006

Lord Abbett Research Fund
Lord Abbett Large Cap Core Fund and
Lord Abbett Small Cap Value Fund

Annual Report

For the fiscal year ended November 30, 2006

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Large Cap Core Fund's and the Lord Abbett Small Cap Value Fund's performance for the fiscal year ended November 30, 2006. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions during the fiscal year ended November 30, 2006?

A: The stock market gained approximately 14% (including dividends) in the fiscal year ended November 30, 2006 (as measured by the broad S&P Composite 1500® Index1). After beginning the fiscal year with positive momentum, the market entered a period of consolidation in May. The spring sell-off persisted until mid-July. During the market correction, small caps (as measured by the S&P SmallCap 600® Index2) fell more than twice (in percentage terms) as much as large caps. Once positive momentum returned, large capitalized companies led the market higher. For the fiscal year, the S&P 100® Index,3 comprised of large cap stocks, finished up about 15% (on a total return basis), while the small cap index matched the broad market with a gain of roughly 14%. Mid-capitalized companies (as measured by the S&P MidCap® 400 Index4), trailed on average, but still managed to register a total return of near 12% over the period.

Sector leadership rotated much like the preference for capitalization did. Between December 2005 and August 2006, the price of crude oil rose approximately 34% (from about $57 per barrel to approximately $77), pushing energy stock prices higher. With inventories of petroleum plentiful, the price of crude oil began to slide in August. The $0.80 per gallon decline in the cost of gasoline fueled a late-year rally in consumer discretionary stocks. In addition, the lagging technology sector rallied in the final three months of the fiscal year. Defensive sectors such as consumer staples and health care lagged behind the broader market in the final months of the fiscal year.

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 800-821-5129 or referring to our Website at www.lordabbett.com.

Lord Abbett Large Cap Core Fund

Q: How did the Large Cap Core Fund perform during the fiscal year ended November 30, 2006?

A: The Fund returned 11.5%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000® Index,5 which returned 14.2% over the same period. The Fund's average annual total returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 5.09%, 5 years: 4.92%, and 10 years: 8.03%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Q: What were the most significant factors affecting performance?

A: The financial services sector was the greatest detractor from the Fund's performance relative to its benchmark for the one-year period. Also detracting from the Fund's relative performance were the healthcare sector and the technology sector.

Three healthcare holdings that hurt performance were UnitedHealth Group Inc., a manager of organized health systems; St. Jude Medical, Inc., a maker of medical devices for the worldwide cardiovascular market; and Boston Scientific Corp., a developer of minimally invasive medical devices.

Among the individual technology holdings that detracted from performance were Qualcomm Inc. (the Fund's number-one detractor), a provider of digital wireless communications products and services, and Motorola, Inc., a supplier of integrated communications solutions and embedded electronic solutions.

The consumer discretionary sector was the strongest contributor to the Fund's performance relative to its benchmark. The Fund benefited from its underweight position in this sector. Other contributors were the utilities sector and the consumer staples sector.

Among the individual holdings that contributed to Fund performance were utilities company Comcast Corp. (the Fund's number-one contributor), which operates hybrid fiber-coaxial broadband cable communications networks, and consumer staples holding Diageo plc, a distiller and marketer of alcoholic beverages.

Three other solid contributors included integrated oils holding ExxonMobil Corp., an operator of petroleum and petrochemicals businesses; materials and processing holding Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; and healthcare holding Pfizer Inc., a research-based, global pharmaceutical company that discovers, develops, manufactures, and markets medicines for humans and animals.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Small Cap Value Fund

Q: How did the Small Cap Value Fund perform during the fiscal year ended November 30, 2006?

A: The Fund returned 21.1%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Value Index,6 which returned 21.5% over the same period. The Fund's average annual total returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 14.16%, 5 years: 16.69%, and 10 years: 15.26%.

Q: What were the most significant factors affecting performance?

A: The most significant detractor from the Fund's performance relative to its benchmark was the consumer discretionary sector. (The consumer discretionary sector includes stocks in the consumer durables, apparel, media, hotel, and leisure industries.) In addition, also detracting from performance were the auto and transportation sector (the Fund was hurt by an overweight position in this sector) and the integrated oils sector.

Among individual detractors were consumer discretionary holdings Pacific Sunwear of California, Inc. (the Fund's number-one detractor), which operates a nationwide mall-based specialty retail chain of stores, and Eddie Bauer Holdings, Inc., a retailer of casual clothing, accessories, and home furnishings through retail stores and its catalog.

Other individual detractors from performance included aerospace and defense firm DynCorp International Inc., a provider of a range of mission-critical outsourced technical services to civilian and military government agencies and commercial customers; materials and processing holding Simpson Manufacturing Co., Inc., a maker of masonry connectors and shearwalls; and technology holding Dendrite International, Inc., a supplier of sales force software products and support services to the pharmaceutical industry.

The greatest contributor to Fund performance relative to its benchmark for the 12-month period was the other sector. (This sector includes large, diversified corporations.) In addition, the Fund also benefited from its overall overweight position in the other sector, an underweight position in the financial services sector, and from its overweight position in the technology sector.

Among the contributors to Fund performance were other sector holding Trinity Industries, Inc., a manufacturer of transportation, construction, and industrial products, and technology holding Anixter International Inc. (the Fund's number-one contributor and its largest holding at period end), a distributor of communications and specialty wire and cable products.

Other individual holdings that contributed to Fund performance were three materials and processing sector holdings: Steel Dynamics, Inc., an operator of a flat-rolled steel mini-mill, as well as a cold mill; Carpenter Technology Corp., a maker of stainless steels, titanium, and specialty metal alloys; and Rogers Corp., a manufacturer of specialty materials and components for applications in the communications, computer, imaging, consumer, and transportation markets.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if shares are redeemed within 12 months of purchase (24th month if shares were purchased prior to November 1, 2004). Please see section "Your Investment – Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 800-874-3733 or visit our Website at www.LordAbbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and S&P Small Cap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The S&P SmallCap 600® Index is a widely accepted benchmark owing to its low turnover and greater liquidity.

3  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

4  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

5  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

6  The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

The views of each Fund's management and the portfolio holdings described in this report are as of November 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' prospectus.

Performance: Because of ongoing market volatility, each Fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Large Cap Core Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the S&P 500® Index and the Russell 1000® Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2006

	1 Year	5 Years	10 Years	Life of Class
Class A3	5.09%	4.92%	8.03%	—
Class B4	6.80%	5.33%	7.95%	—
Class C5	10.76%	5.54%	—	8.21%
Class P6	11.40%	6.12%	—	5.89%
Class Y7	11.92%	6.56%	—	5.18%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years.

5 Class C shares commenced operations on April 1, 1997. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6 Class P shares commenced operations on April 5, 1999. Performance is at net asset value.

7 Class Y shares commenced operations on May 3, 1999. Performance is at net asset value.

Small Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the Russell 2000® Index and Russell 2000® Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	5 Years	10 Years	Life of Class
Class A3	14.16%	16.69%	15.26%	—
Class B4	16.29%	17.21%	15.19%	—
Class C5	20.30%	17.37%	—	14.99%
Class P6	20.95%	17.97%	—	16.63%
Class Y7	21.53%	18.49%	—	14.19%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years.

5 Class C shares commenced operations on April 1, 1997. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6 Class P shares commenced operations on June 23, 1999. Performance is at net asset value.

7 Class Y shares commenced operations on December 30, 1997. Performance is at net asset value.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 through November 30, 2006).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/06 – 11/30/06" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Large Cap Core Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,077.00	$6.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.58
Class B
Actual	$1,000.00	$1,073.50	$10.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.29	$9.85
Class C
Actual	$1,000.00	$1,073.30	$10.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.29	$9.85
Class P
Actual	$1,000.00	$1,076.60	$7.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08
Class Y
Actual	$1,000.00	$1,078.90	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.31	$4.81

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.40% for Class P and 0.95% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2006

Sector*	%**
Auto & Transportation	0.76%
Consumer Discretionary	8.62%
Consumer Staples	15.22%
Financial Services	13.17%
Healthcare	15.91%
Integrated Oils	3.76%
Materials & Processing	5.64%
Other	2.63%
Other Energy	2.71%
Producer Durables	5.86%
Technology	11.98%
Utilities	8.95%
Short-Term Investment	4.79%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,063.60	$6.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.33
Class B
Actual	$1,000.00	$1,060.10	$10.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.32	$9.85
Class C
Actual	$1,000.00	$1,060.00	$10.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.32	$9.85
Class P
Actual	$1,000.00	$1,062.70	$7.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.07	$7.08
Class Y
Actual	$1,000.00	$1,065.40	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.81

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.25% for Class A, 1.95% for Classes B and C, 1.40% for Class P and 0.95% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2006

Sector*	%**
Auto & Transportation	7.34%
Consumer Discretionary	8.45%
Consumer Staples	1.26%
Financial Services	14.28%
Healthcare	5.77%
Materials & Processing	19.10%
Other	3.58%
Other Energy	2.43%
Producer Durables	8.34%
Technology	13.25%
Utilities	10.45%
Short-Term Investment	5.75%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

Schedule of Investments

LARGE CAP CORE FUND November 30, 2006

Investments	Shares	Value (000)
COMMON STOCKS 95.10%
Aerospace 3.74%
Boeing Co. (The)	144,900	$12,828
Lockheed Martin Corp.	140,357	12,695
Northrop Grumman Corp.	68,200	4,565
United Technologies Corp.	125,700	8,111
Total		38,199
Agriculture, Fishing & Ranching 2.22%
Monsanto Co.	471,362	22,658
Banks 6.90%
Bank of America Corp.	298,948	16,098
Bank of New York Co., Inc. (The)	334,200	11,877
Commerce Bancorp, Inc.	87,400	3,038
JPMorgan Chase & Co.	202,528	9,373
Marshall & Ilsley Corp. (The)	19,800	907
PNC Financial Services Group, Inc. (The)	59,800	4,227
SunTrust Banks, Inc.	58,100	4,744
U.S. Bancorp	192,000	6,459
Wachovia Corp.	84,000	4,552
Wells Fargo & Co.	259,100	9,131
Total		70,406
Beverage: Brewers 0.37%
Anheuser-Busch Cos., Inc.	80,200	3,810
Beverage: Soft Drinks 2.84%
Coca-Cola Co. (The)	252,800	11,838
PepsiCo, Inc.	276,000	17,104
Total		28,942
Biotechnology Research & Production 2.55%
Amgen, Inc.*	48,700	3,458
Baxter Int'l., Inc.	256,887	11,493
Genentech, Inc.*	52,000	4,251
ImClone Systems, Inc.*	227,485	6,802
Total		26,004

Investments	Shares	Value (000)
Chemicals 0.84%
Praxair, Inc.	137,800	$8,599
Communications Technology 3.85%
Cisco Systems, Inc.*	338,100	9,088
Corning, Inc.*	740,300	15,961
QUALCOMM Inc.	388,700	14,223
Total		39,272
Computer Services, Software & Systems 2.72%
Microsoft Corp.	525,100	15,401
Oracle Corp.*	442,300	8,417
Symantec Corp.*	183,500	3,890
Total		27,708
Computer Technology 1.87%
Hewlett-Packard Co.	181,913	7,179
Int'l. Business Machines Corp.	73,000	6,710
NVIDIA Corp.*	139,200	5,149
Total		19,038
Consumer Electronics 1.93%
Activision, Inc.*	733,052	12,498
Electronic Arts Inc.*	129,000	7,205
Total		19,703
Consumer Products 0.75%
Kimberly-Clark Corp.	114,400	7,604
Copper 0.25%
Freeport-McMoRan Copper & Gold, Inc.	41,036	2,580
Diversified Financial Services 2.94%
American Express Co.	57,000	3,347
Citigroup, Inc.	282,300	13,999
Morgan Stanley	165,500	12,605
Total		29,951

See Notes to Financial Statements.

Schedule of Investments (continued)

LARGE CAP CORE FUND November 30, 2006

Investments	Shares	Value (000)
Drug & Grocery Store Chains 2.34%
CVS Corp.	328,447	$9,449
Kroger Co. (The)	475,100	10,196
Walgreen Co.	104,500	4,231
Total		23,876
Drugs & Pharmaceuticals 9.28%
Abbott Laboratories	240,900	11,241
Allergan, Inc.	18,559	2,164
Gilead Sciences, Inc.*	172,712	11,385
Johnson & Johnson	285,500	18,817
Kos Pharmaceuticals, Inc.*	61,830	4,806
Merck & Co. Inc.	87,400	3,890
Novartis AG ADR	338,626	19,779
Pfizer Inc.	275,600	7,576
Wyeth	311,500	15,039
Total		94,697
Electrical Equipment & Components 1.24%
Emerson Electric Co.	145,567	12,621
Electronics: Medical Systems 1.39%
Medtronic, Inc.	272,800	14,221
Electronics: Semi-Conductors/Components 1.65%
Advanced Micro Devices, Inc.*	163,400	3,524
Intel Corp.	263,600	5,628
Texas Instruments, Inc.	260,400	7,695
Total		16,847
Electronics: Technology 1.89%
General Dynamics Corp.	140,454	10,512
Raytheon Co.	172,200	8,789
Total		19,301
Energy: Miscellaneous 0.34%
Valero Energy Corp.	62,800	3,458

Investments	Shares	Value (000)
Engineering & Contracting Services 0.78%
Fluor Corp.	90,900	$7,916
Entertainment 0.60%
Walt Disney Co. (The)	186,337	6,158
Financial Data Processing Services & Systems 0.30%
Automatic Data Processing, Inc.	62,800	3,029
Financial: Miscellaneous 1.27%
Fannie Mae	115,600	6,592
Freddie Mac	94,100	6,320
Total		12,912
Foods 3.37%
Campbell Soup Co.	338,295	12,879
Kellogg Co.	141,500	7,044
Kraft Foods, Inc. Class A	413,800	14,504
Total		34,427
Gold 1.54%
Barrick Gold Corp. (Canada)(a)	357,500	11,240
Newmont Mining Corp.	95,900	4,499
Total		15,739
Health & Personal Care 1.63%
Medco Health Solutions, Inc.*	242,851	12,193
WellPoint, Inc.*	58,700	4,442
Total		16,635
Healthcare Facilities 0.05%
Quest Diagnostics Inc.	10,000	532
Healthcare Management Services 0.41%
Caremark Rx, Inc.	88,400	4,181

See Notes to Financial Statements.

Schedule of Investments (continued)

LARGE CAP CORE FUND November 30, 2006

Investments	Shares	Value (000)
Identification Control & Filter Devices 0.42%
Parker Hannifin Corp.	51,800	$4,324
Insurance: Multi-Line 1.27%
American Int'l. Group, Inc.	115,892	8,150
Hartford Financial Services Group, Inc. (The)	55,900	4,794
Total		12,944
Insurance: Property - Casualty 0.49%
XL Capital Ltd. Class A (Bermuda)(a)	70,500	5,014
Machinery: Construction & Handling 0.45%
Caterpillar Inc.	73,700	4,572
Machinery: Oil Well Equipment & Services 2.20%
Baker Hughes, Inc.	143,043	10,504
Schlumberger Ltd. (Netherland Antilles)(a)	174,600	11,956
Total		22,460
Medical & Dental Instruments & Supplies 0.58%
St. Jude Medical, Inc.*	158,500	5,907
Zimmer Holdings, Inc.*	70	5
Total		5,912
Miscellaneous: Consumer Staples 1.05%
Diageo plc ADR	139,181	10,757
Multi-Sector Companies 2.63%
General Electric Co.	623,800	22,008
Honeywell Int'l., Inc.	111,400	4,788
Total		26,796
Oil: Crude Producers 0.16%
XTO Energy, Inc.	32,600	1,650

Investments	Shares	Value (000)
Oil: Integrated Domestic 0.42%
ConocoPhillips	64,200	$4,321
Oil: Integrated International 3.33%
Chevron Corp.	150,500	10,884
Exxon Mobil Corp.	300,515	23,083
Total		33,967
Publishing: Miscellaneous 0.01%
Idearc Inc.*	4,880	134
Retail 3.98%
Best Buy Co., Inc.	125,200	6,882
Federated Department Stores, Inc.	143,700	6,048
GameStop Corp.*	38,400	2,152
Kohl's Corp.*	53,100	3,696
Target Corp.	99,800	5,798
Wal-Mart Stores, Inc.	348,800	16,080
Total		40,656
Shoes 0.71%
NIKE, Inc. Class B	73,500	7,273
Soaps & Household Chemicals 5.22%
Clorox Co. (The)	90,700	5,805
Colgate-Palmolive Co.	271,900	17,687
Procter & Gamble Co. (The)	474,932	29,821
Total		53,313
Textiles Apparel Manufacturers 0.62%
Coach, Inc.*	146,944	6,349
Transportation: Miscellaneous 0.76%
United Parcel Service, Inc. Class B	99,900	7,784
Utilities: Cable TV & Radio 1.83%
Comcast Corp. Class A*	462,507	18,630

See Notes to Financial Statements.

Schedule of Investments (concluded)

LARGE CAP CORE FUND November 30, 2006

Investments	Shares	Value (000)
Utilities: Electrical 4.46%
Dominion Resources, Inc.	100,800	$8,139
FPL Group, Inc.	213,832	11,397
PG&E Corp.	240,217	11,033
Progress Energy, Inc.	136,700	6,530
Southern Co. (The)	233,600	8,468
Total		45,567
Utilities: Gas Pipelines 0.01%
Dynegy Inc. Class A*	10,376	70
Utilities: Telecommunications 2.65%
AT&T Inc.	401,300	13,608
BellSouth Corp.	183,700	8,191
Sprint Nextel Corp.	94,890	1,852
Verizon Communications, Inc.	97,600	3,410
Total		27,061
Total Common Stocks (cost $841,287,793)		970,578

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.79%
Repurchase Agreement
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $48,005,000 of Federal Home Loan Bank at 5.25% due 4/15/2016; value: $49,865,194; proceeds: $48,890,242 (cost $48,883,928)	$48,884	$48,884
Total Investments in Securities 99.89% (cost $890,171,721)		1,019,462
Other Assets in Excess of Liabilities 0.11%		1,082
Net Assets 100.00%		$1,020,544

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments

SMALL CAP VALUE FUND November 30, 2006

Investments	Shares	Value (000)
COMMON STOCKS 95.78%
Aerospace 3.27%
Curtiss-Wright Corp.(b)	2,509,545	$89,214
Moog Inc. Class A*	852,462	31,183
Teledyne Technologies Inc.*	277,430	11,153
Total		131,550
Air Transportation 1.55%
AAR Corp.*	1,461,400	38,859
Bristow Group, Inc.*	103,300	3,674
Frontier Airlines Holdings*(b)	2,409,400	19,757
Total		62,290
Auto Parts: After Market 0.90%
Commercial Vehicle Group, Inc.*(b)	1,143,900	26,767
Keystone Automotive Industries, Inc.*	266,600	9,563
Total		36,330
Banks 5.01%
Alabama National BanCorp.	610,811	41,828
Cullen/Frost Bankers, Inc.	1,000,800	54,544
First Midwest Bancorp, Inc.	934,100	34,795
Frontier Financial Corp.	313,700	9,424
Provident Bankshares Corp.	496,800	18,317
Signature Bank*	517,700	16,649
Sterling Financial Corp.	208,997	4,857
United Community Banks, Inc.	342,700	11,422
West Coast Bancorp	276,800	9,547
Total		201,383

Investments	Shares	Value (000)
Biotechnology Research & Production 1.23%
Cubist Pharmaceuticals, Inc.*	686,500	$13,977
Kensey Nash Corp.*(b)	730,400	22,409
PRA Int'l.*	449,996	13,032
Total		49,418
Building: Heating & Plumbing 0.49%
Interline Brands, Inc.*	814,700	19,814
Building: Materials 1.79%
LSI Industries, Inc.(b)	1,453,070	24,833
NCI Building Systems, Inc.*	696,729	38,445
Simpson Manufacturing Co., Inc.	282,323	8,744
Total		72,022
Communications Technology 6.17%
Anaren, Inc.*(b)	1,369,777	28,149
Anixter Int'l., Inc.*(b)	2,546,005	149,247
Black Box Corp.	242,916	10,402
CommScope, Inc.*	248,100	7,485
Comtech Telecommunications Corp.*(b)	1,495,477	53,119
Total		248,402
Computer Services, Software & Systems 1.07%
Macrovision Corp.*	1,562,335	43,199
Computer Technology 0.68%
Intermec Inc.*	1,073,725	27,219
Containers & Packaging: Metal & Glass 0.51%
AptarGroup, Inc.	331,900	20,332
Copper 0.09%
Mueller Industries, Inc.	109,040	3,718
Diversified Manufacturing 4.00%
Brady Corp.	1,150,029	44,138

See Notes to Financial Statements.

Schedule of Investments (continued)

SMALL CAP VALUE FUND November 30, 2006

Investments	Shares	Value (000)
CLARCOR, Inc.	960,056	$31,692
Hexcel Corp.*(b)	4,725,129	84,580
Koppers Holdings, Inc.	20,200	461
Total		160,871
Drug & Grocery Store Chains 1.28%
Casey's General Stores, Inc.	833,600	20,748
Ruddick Corp.	1,106,086	30,838
Total		51,586
Drugs & Pharmaceuticals 0.66%
Salix Pharmaceuticals, Ltd.*	1,897,500	26,660
Electrical & Electronics 1.77%
Plexus Corp.*(b)	2,951,500	71,279
Electrical Equipment & Components 2.43%
AMETEK, Inc.	619,350	20,197
Baldor Electric Co.	1,384,600	48,101
General Cable Corp.*	228,170	9,697
Genlyte Group Inc. (The)*	231,688	19,661
Total		97,656
Electronics 2.00%
FLIR Systems, Inc.*	1,627,900	52,435
II-VI Inc.*	426,620	11,015
Orbotech, Ltd. (Israel)*(a)	660,500	16,876
Total		80,326
Electronics: Medical Systems 0.43%
Greatbatch Inc.*	659,700	17,159
Electronics: Semi-Conductors/Components 0.73%
ANADIGICS, Inc.*(b)	3,060,000	29,529
Electronics: Technology 1.04%
ScanSource, Inc.*(b)	1,371,817	41,868
Engineering & Contracting Services 2.17%
Infrasource Services Inc.*	1,402,050	30,298

Investments	Shares	Value (000)
URS Corp.*	1,293,000	$57,099
Total		87,397
Financial Data Processing Services & Systems 0.68%
Jack Henry & Assoc., Inc.	1,258,300	27,532
Financial Services 0.01%
KBW Inc.*	16,600	442
Financial: Miscellaneous 1.58%
Financial Federal Corp.(b)	2,300,039	63,711
Forest Products 0.67%
Universal Forest Products, Inc.	578,874	26,999
Health & Personal Care 0.47%
Amedisys, Inc.*	486,962	19,074
Healthcare Facilities 0.57%
Radiation Therapy Services, Inc.*	699,000	22,969
Healthcare Management Services 0.25%
Sierra Health Services, Inc.*	287,500	10,077
Household Furnishings 1.16%
Ethan Allen Interiors, Inc.	1,314,100	46,624
Identification Control & Filter Devices 0.55%
C&D Technologies, Inc.	433,147	1,676
IDEX Corp.	422,950	20,281
Total		21,957
Insurance: Multi-Line 1.08%
Hub Int'l. Ltd. (Canada)(a)	1,423,200	43,422
Insurance: Property - Casualty 1.74%
IPC Holdings, Ltd. (Bermuda)(a)	191,369	5,971
Navigators Group, Inc. (The)*	525,035	24,293

See Notes to Financial Statements.

Schedule of Investments (continued)

SMALL CAP VALUE FUND November 30, 2006

Investments	Shares	Value (000)
RLI Corp.	359,000	$19,856
Selective Insurance Group, Inc.	355,238	19,723
Total		69,843
Machinery: Industrial/Specialty 1.09%
Nordson Corp.	595,958	28,779
Woodward Governor Co.	391,242	14,941
Total		43,720
Machinery: Oil Well Equipment & Services 2.13%
Hanover Compressor Co.*	2,350,020	46,413
Oil States Int'l., Inc.*	465,000	16,186
Superior Energy Services, Inc.*	706,598	23,014
Total		85,613
Medical & Dental Instruments & Supplies 2.25%
Abaxis, Inc.*	882,001	17,032
Arrow Int'l., Inc.	486,100	16,984
CONMED Corp.*	700,000	15,491
ICU Medical, Inc.*	54,300	2,194
Invacare Corp.	1,104,100	25,825
Merit Medical Systems, Inc.*	353,614	5,661
PSS World Medical, Inc.*	346,500	7,256
Total		90,443
Metal Fabricating 4.82%
Quanex Corp.(b)	2,686,050	99,679
Shaw Group Inc. (The)*	3,150,000	94,154
Total		193,833
Metals & Minerals Miscellaneous 1.09%
AMCOL Int'l., Corp.(b)	1,584,348	43,982
Miscellaneous: Materials & Processing 2.18%
Rogers Corp.*(b)	1,260,080	87,550
Multi-Sector Companies 3.64%
Carlisle Cos., Inc.	825,700	67,617

Investments	Shares	Value (000)
Trinity Industries, Inc.	2,083,895	$78,771
Total		146,388
Oil: Crude Producers 0.35%
Bronco Drilling Co., Inc.*	718,600	13,883
Paints & Coatings 1.25%
H.B. Fuller Co.	1,934,902	50,443
Production Technology Equipment 0.48%
ATMI, Inc.*	593,680	19,301
Publishing: Miscellaneous 0.11%
Courier Corp.	118,221	4,537
Railroad Equipment 0.20%
Wabtec Corp.	249,000	8,180
Railroads 0.63%
Genesee & Wyoming, Inc. Class A*	940,875	25,272
Real Estate Investment Trusts 1.20%
DiamondRock Hospitality Co.	1,873,700	33,164
Nationwide Health Properties, Inc.	513,000	15,180
Total		48,344
Rental & Leasing Services: Commercial 2.57%
GATX Financial Corp.	1,418,600	65,511
Williams Scotsman Int'l., Inc.*	1,908,192	38,068
Total		103,579
Restaurants 3.92%
Benihana, Inc. Class A*(b)	392,246	10,983
Cheesecake Factory, Inc. (The)*	894,488	24,777
McCormick & Schmick's Seafood Restaurants Inc.*	61,552	1,544
RARE Hospitality Int'l., Inc.*	1,112,988	36,027

See Notes to Financial Statements.

Schedule of Investments (concluded)

SMALL CAP VALUE FUND November 30, 2006

Investments	Shares	Value (000)
Ruby Tuesday, Inc.(b)	3,127,100	$84,401
Total		157,732
Retail 1.58%
Pacific Sunwear of California, Inc.*	1,135,950	22,355
Pantry, Inc. (The)*	256,827	12,590
Rush Enterprises, Inc. Class A*(b)	1,206,231	21,929
Susser Holdings Corp.*	338,779	6,725
Total		63,599
Savings & Loan 0.64%
KNBT Bancorp, Inc.	503,270	8,455
Webster Financial Corp.	362,000	17,293
Total		25,748
Services: Commercial 1.34%
Waste Connections, Inc.*	1,338,400	54,004
Shipping 0.86%
Kirby Corp.*	957,200	34,497
Steel 0.35%
Carpenter Technology Corp.	129,940	13,879
Telecommunications Equipment 0.66%
ARRIS Group, Inc.*	786,400	9,382
C-COR, Inc.*	1,729,554	17,295
Total		26,677
Textiles Apparel Manufacturers 0.28%
Quiksilver, Inc.*	775,000	11,276
Truckers 3.32%
Heartland Express, Inc.	3,161,699	48,785
Knight Transportation, Inc.	1,075,000	18,941
Werner Enterprises, Inc.	3,535,900	65,945
Total		133,671
Utilities: Electrical 7.88%
Avista Corp.(b)	3,014,000	81,167
Black Hills Corp.(b)	2,093,978	74,776
IDACORP, Inc.	919,800	36,783

Investments	Shares	Value (000)
PNM Resources, Inc.(b)	4,055,600	$124,507
Total		317,233
Utilities: Gas Distributors 2.74%
Nicor, Inc.	990,100	49,059
Piedmont Natural Gas Co., Inc.	2,197,700	61,250
Total		110,309
Wholesalers 0.19%
Houston Wire & Cable Co.*	345,200	7,784
Total Common Stocks (cost $3,262,039,584)		3,854,135
	Principal Amount (000)
SHORT-TERM INVESTMENT 5.84%
Repurchase Agreement
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $237,730,000 of Federal Home Loan Bank at 4.00% to 5.30% due from 10/27/2011 to 8/14/2013 and $1,755,000 of Federal Home Loan Mortgage Corp. at 5.45% due 11/21/2013; value: $239,656,031; proceeds: $234,985,481 (cost $234,955,132)	$234,955	234,955
Total Investments in Securities 101.62% (cost $3,496,994,716)		4,089,090
Liabilities in Excess of Other Assets (1.62%)		(65,244)
Net Assets 100.00%		$4,023,846

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares.) (See Note 9).

See Notes to Financial Statements.

Statements of Assets and Liabilities

November 30, 2006

	Large Cap Core Fund	Small Cap Value Fund
ASSETS:
Investments in unaffiliated issuers, at cost	$890,171,721	$2,386,367,515
Investments in affiliated issuers, at cost	—	1,110,627,201
Investments in unaffiliated issuers, at value	$1,019,461,797	$2,755,654,925
Investments in affiliated issuers, at value	—	1,333,435,512
Receivables:
Interest and dividends	1,703,775	2,511,698
Investment securities sold	3,225,690	6,622,562
Capital shares sold	2,176,143	4,641,107
From advisor (See Note 3)	28,984	—
Prepaid expenses and other assets	276,903	140,482
Total assets	1,026,873,292	4,103,006,286
LIABILITIES:
Payables:
Investment securities purchased	4,058,502	71,543,469
Capital shares reacquired	942,806	3,084,521
Management fees	565,189	2,303,972
12b-1 distribution fees	311,642	874,473
Fund administration	32,308	127,016
Directors' fees	62,519	203,601
To affiliates (See Note 3)	5,253	2,996
Accrued expenses and other liabilities	350,937	1,020,293
Total liabilities	6,329,156	79,160,341
NET ASSETS	$1,020,544,136	$4,023,845,945
COMPOSITION OF NET ASSETS:
Paid-in capital	$851,150,675	$2,909,418,876
Undistributed (distributions in excess of) net investment income	5,141,056	(203,601)
Accumulated net realized gain on investments	34,962,329	522,534,949
Net unrealized appreciation on investments	129,290,076	592,095,721
Net Assets	$1,020,544,136	$4,023,845,945
Net assets by class:
Class A Shares	$645,539,082	$2,367,217,863
Class B Shares	$78,276,975	$71,741,328
Class C Shares	$86,535,324	$91,715,149
Class P Shares	$7,314,208	$447,775,035
Class Y Shares	$202,878,547	$1,045,396,570
Outstanding shares by class:
Class A Shares (200 million shares of common stock authorized per Fund, $.001 par value)	21,068,770	68,417,217
Class B Shares (30 million shares of common stock authorized per Fund, $.001 par value)	2,668,381	2,258,022
Class C Shares (20 million shares of common stock authorized per Fund, $.001 par value)	2,939,194	2,882,590
Class P Shares (20 million shares of common stock authorized per Fund, $.001 par value)	238,663	13,015,309
Class Y Shares (30 million and 200 million shares of common stock authorized, respectively, $.001 par value)	6,596,604	29,039,289
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$30.64	$34.60
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$32.51	$36.71
Class B Shares-Net asset value	$29.34	$31.77
Class C Shares-Net asset value	$29.44	$31.82
Class P Shares-Net asset value	$30.65	$34.40
Class Y Shares-Net asset value	$30.76	$36.00

See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2006

	Large Cap Core Fund	Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (net of foreign withholding taxes of $58,838 and $54,767 respectively)	$16,463,363	$23,400,238
Dividends from affiliated issuers	—	10,050,934
Interest	1,506,543	7,985,847
Total investment income	17,969,906	41,437,019
Expenses:
Management fees	6,500,530	25,693,773
12b-1 distribution plan-Class A	2,075,929	6,412,495
12b-1 distribution plan-Class B	797,350	862,329
12b-1 distribution plan-Class C	800,447	929,480
12b-1 distribution plan-Class P	32,150	1,828,900
Shareholder servicing	1,458,241	4,399,301
Professional	47,093	65,617
Reports to shareholders	103,561	237,115
Fund administration	371,481	1,411,073
Custody	38,743	202,272
Directors' fees	30,651	112,891
Registration	168,747	398,602
Subsidy (See Note 3)	345,459	272,168
Other	18,045	51,946
Gross expenses	12,788,427	42,877,962
Expense reductions (See Note 7)	(21,118)	(122,545)
Expenses assumed by advisor (See Note 3)	(245,299)	—
Net expenses	12,522,010	42,755,417
Net investment income (loss)	5,447,896	(1,318,398)
Net realized and unrealized gain:
Net realized gain on investments in unaffiliated issuers and security sold short	35,935,864	497,609,756
Net realized gain on investments in affiliated issuers	—	25,725,980
Net change in unrealized appreciation on investments	59,277,969	127,440,592
Net realized and unrealized gain	95,213,833	650,776,328
Net Increase in Net Assets Resulting From Operations	$100,661,729	$649,457,930

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Year Ended November 30, 2006

INCREASE IN NET ASSETS	Large Cap Core Fund	Small Cap Value Fund
Operations:
Net investment income (loss)	$5,447,896	$(1,318,398)
Net realized gain on investments and security sold short	35,935,864	523,335,736
Net change in unrealized appreciation on investments	59,277,969	127,440,592
Net increase in net assets resulting from operations	100,661,729	649,457,930
Distributions to shareholders from:
Net investment income
Class A	(1,904,159)	–
Class P	(25,563)	–
Class Y	(866,794)	–
Net realized gain
Class A	(20,341,586)	(157,729,495)
Class B	(3,260,788)	(11,076,435)
Class C	(2,933,006)	(8,869,827)
Class P	(256,240)	(30,469,694)
Class Y	(5,264,871)	(56,813,206)
Total distributions to shareholders	(34,853,007)	(264,958,657)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	247,150,357	1,424,734,255
Reinvestment of distributions	32,333,923	231,815,304
Cost of shares reacquired	(145,197,535)	(897,003,856)
Net increase in net assets resulting from capital share transactions	134,286,745	759,545,703
Net increase in net assets	200,095,467	1,144,044,976
NET ASSETS:
Beginning of year	$820,448,669	$2,879,800,969
End of year	$1,020,544,136	$4,023,845,945
Undistributed (distributions in excess of) net investment income	$5,141,056	$(203,601)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Year Ended November 30, 2005

INCREASE IN NET ASSETS	Large Cap Core Fund	Small Cap Value Fund
Operations:
Net investment income (loss)	$2,643,564	$(7,160,022)
Net realized gain on investments	33,463,546	272,935,342
Net change in unrealized appreciation (depreciation) on investments	(5,174,263)	112,962,890
Net increase in net assets resulting from operations	30,932,847	378,738,210
Distributions to shareholders from:
Net investment income
Class A	(1,973,610)	–
Class B	(2,424)	–
Class C	(1,890)	–
Class P	(1,918)	–
Class Y	(122,005)	–
Net realized gain
Class A	(9,617,715)	(86,416,845)
Class B	(2,540,980)	(18,208,202)
Class C	(1,211,051)	(8,440,410)
Class P	(8,745)	(12,919,161)
Class Y	(383,255)	(27,676,191)
Total distributions to shareholders	(15,863,593)	(153,660,809)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	422,573,725	1,367,850,443
Reinvestment of distributions	14,513,229	127,382,745
Cost of shares reacquired	(92,183,858)	(508,066,959)
Net increase in net assets resulting from capital share transactions	344,903,096	987,166,229
Net increase in net assets	359,972,350	1,212,243,630
NET ASSETS:
Beginning of year	$460,476,319	$1,667,557,339
End of year	$820,448,669	$2,879,800,969
Undistributed (distributions in excess of) net investment income	$2,489,676	$(125,802)

See Notes to Financial Statements.

Financial Highlights

LARGE CAP CORE FUND

	Class A Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$28.66	$28.42	$24.88	$21.27	$24.75
Investment operations:
Net investment income(a)	.18	.15	.18	.08	.04
Net realized and unrealized gain (loss)	3.00	1.10	3.42	3.53	(3.37)
Total from investment operations	3.18	1.25	3.60	3.61	(3.33)
Distributions to shareholders from:
Net investment income	(.10)	(.17)	(.06)	–	–
Net realized gain	(1.10)	(.84)	–	–	(.15)
Total distributions	(1.20)	(1.01)	(.06)	–	(.15)
Net asset value, end of year	$30.64	$28.66	$28.42	$24.88	$21.27
Total Return(b)	11.50%	4.49%	14.48%	16.97%	(13.52)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.30%	1.30%	1.39%	1.46%	1.45%
Expenses, excluding expense reductions and including expenses assumed	1.30%	1.30%	1.39%	1.46%	1.45%
Expenses, excluding expense reductions and expenses assumed	1.33%	1.32%	1.41%	1.46%	1.45%
Net investment income	.63%	.53%	.67%	.36%	.16%
Supplemental Data:
Net assets, end of year (000)	$645,539	$523,322	$324,690	$261,231	$201,315
Portfolio turnover rate	39.51%	44.86%	47.14%	34.98%	74.76%

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP CORE FUND

	Class B Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$27.56	$27.38	$24.07	$20.70	$24.25
Investment operations:
Net investment loss(a)	(.01)	(.03)	– (c)	(.06)	(.10)
Net realized and unrealized gain (loss)	2.89	1.05	3.31	3.43	(3.30)
Total from investment operations	2.88	1.02	3.31	3.37	(3.40)
Distributions to shareholders from:
Net investment income	–	– (c)	–	–	–
Net realized gain	(1.10)	(.84)	–	–	(.15)
Total distributions	(1.10)	(.84)	–	–	(.15)
Net asset value, end of year	$29.34	$27.56	$27.38	$24.07	$20.70
Total Return(b)	10.80%	3.78%	13.75%	16.28%	(14.10)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.95%	1.95%	2.03%	2.10%	2.06%
Expenses, excluding expense reductions and including expenses assumed	1.95%	1.95%	2.03%	2.10%	2.06%
Expenses, excluding expense reductions and expenses assumed	1.98%	1.97%	2.05%	2.10%	2.06%
Net investment income (loss)	(.02)%	(.11)%	.03%	(.28)%	(.45)%
Supplemental Data:
Net assets, end of year (000)	$78,277	$81,373	$82,876	$80,542	$70,636
Portfolio turnover rate	39.51%	44.86%	47.14%	34.98%	74.76%

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP CORE FUND

	Class C Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$27.66	$27.47	$24.15	$20.77	$24.27
Investment operations:
Net investment loss(a)	– (c)	(.03)	– (c)	(.06)	(.06)
Net realized and unrealized gain (loss)	2.88	1.06	3.32	3.44	(3.29)
Total from investment operations	2.88	1.03	3.32	3.38	(3.35)
Distributions to shareholders from:
Net investment income	–	– (c)	–	–	–
Net realized gain	(1.10)	(.84)	–	–	(.15)
Total distributions	(1.10)	(.84)	–	–	(.15)
Net asset value, end of year	$29.44	$27.66	$27.47	$24.15	$20.77
Total Return(b)	10.76%	3.81%	13.75%	16.27%	(13.88)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.95%	1.95%	2.03%	2.10%	1.87%
Expenses, excluding expense reductions and including expenses assumed	1.95%	1.95%	2.03%	2.10%	1.87%
Expenses, excluding expense reductions and expenses assumed	1.98%	1.97%	2.05%	2.10%	1.87%
Net investment income (loss)	(.02)%	(.12)%	.03%	(.28)%	(.26)%
Supplemental Data:
Net assets, end of year (000)	$86,535	$73,328	$39,625	$36,778	$32,109
Portfolio turnover rate	39.51%	44.86%	47.14%	34.98%	74.76%

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP CORE FUND

	Class P Shares
	Year Ended 11/30
	2006	2005	2004	2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$28.70	$28.50	$25.01	$21.37		$24.87
Investment operations:
Net investment income(a)	.15	.10	.17	.02		.02
Net realized and unrealized gain (loss)	3.01	1.12	3.42	3.62		(3.37)
Total from investment operations	3.16	1.22	3.59	3.64		(3.35)
Distributions to shareholders from:
Net investment income	(.11)	(.18)	(.10)	–		–
Net realized gain	(1.10)	(.84)	–	–		(.15)
Total distributions	(1.21)	(1.02)	(.10)	–		(.15)
Net asset value, end of year	$30.65	$28.70	$28.50	$25.01		$21.37
Total Return(b)	11.40%	4.38%	14.39%	17.03%		(13.54)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.40%	1.40%	1.48%	1.55	%†	1.51%
Expenses, excluding expense reductions and including expenses assumed	1.40%	1.40%	1.48%	1.55	%†	1.51%
Expenses, excluding expense reductions and expenses assumed	1.43%	1.43%	1.50%	1.55	%†	1.51%
Net investment income	.53%	.37%	.58%	.27	%†	.10%
Supplemental Data:
Net assets, end of year (000)	$7,314	$6,749	$294	$152		$1
Portfolio turnover rate	39.51%	44.86%	47.14%	34.98%		74.76%

See Notes to Financial Statements.

Financial Highlights (concluded)

LARGE CAP CORE FUND

	Class Y Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$28.74	$28.50	$24.93	$21.23	$24.61
Investment operations:
Net investment income(a)	.29	.24	.93	.16	.13
Net realized and unrealized gain (loss)	3.01	1.11	2.77	3.54	(3.36)
Total from investment operations	3.30	1.35	3.70	3.70	(3.23)
Distributions to shareholders from:
Net investment income	(.18)	(.27)	(.13)	–	–
Net realized gain	(1.10)	(.84)	–	–	(.15)
Total distributions	(1.28)	(1.11)	(.13)	–	(.15)
Net asset value, end of year	$30.76	$28.74	$28.50	$24.93	$21.23
Total Return(b)	11.92%	4.83%	14.89%	17.43%	(13.19)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.95%	.95%	.93%	1.10%	1.06%
Expenses, excluding expense reductions and including expenses assumed	.95%	.95%	.93%	1.10%	1.06%
Expenses, excluding expense reductions and expenses assumed	.98%	.98%	1.07%	1.10%	1.06%
Net investment income	.99%	.84%	3.35%	.72%	.55%
Supplemental Data:
Net assets, end of year (000)	$202,879	$135,677	$12,991	$75	$54
Portfolio turnover rate	39.51%	44.86%	47.14%	34.98%	74.76%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights

SMALL CAP VALUE FUND

	Class A Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$31.40	$29.54	$25.66	$20.29	$22.02
Investment operations:
Net investment loss(a)	(.02)	(.09)	– (c)	(.10)	(.07)
Net realized and unrealized gain (loss)	6.09	4.60	5.52	6.81	(.48)
Total from investment operations	6.07	4.51	5.52	6.71	(.55)
Distributions to shareholders from:
Net realized gain	(2.87)	(2.65)	(1.64)	(1.34)	(1.18)
Net asset value, end of year	$34.60	$31.40	$29.54	$25.66	$20.29
Total Return(b)	21.14%	16.78%	22.92%	35.67%	(2.72)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.23%	1.31%	1.39%	1.45%	1.41%
Expenses, excluding expense reductions	1.24%	1.31%	1.39%	1.45%	1.41%
Net investment loss	(.06)%	(.31)%	(.03)%	(.50)%	(.34)%
Supplemental Data:
Net assets, end of year (000)	$2,367,218	$1,714,898	$939,899	$510,582	$321,243
Portfolio turnover rate	71.14%	71.25%	67.04%	66.11%	77.12%

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class B Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$29.25	$27.87	$24.44	$19.50	$21.33
Investment operations:
Net investment loss(a)	(.23)	(.27)	(.18)	(.22)	(.20)
Net realized and unrealized gain (loss)	5.62	4.30	5.25	6.50	(.45)
Total from investment operations	5.39	4.03	5.07	6.28	(.65)
Distributions to shareholders from:
Net realized gain	(2.87)	(2.65)	(1.64)	(1.34)	(1.18)
Net asset value, end of year	$31.77	$29.25	$27.87	$24.44	$19.50
Total Return(b)	20.29%	15.99%	22.17%	34.78%	(3.25)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.92%	1.95%	2.00%	2.07%	2.04%
Expenses, excluding expense reductions	1.93%	1.95%	2.00%	2.07%	2.04%
Net investment loss	(.77)%	(1.03)%	(.74)%	(1.12)%	(.97)%
Supplemental Data:
Net assets, end of year (000)	$71,741	$113,208	$192,098	$182,437	$153,101
Portfolio turnover rate	71.14%	71.25%	67.04%	66.11%	77.12%

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class C Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$29.29	$27.90	$24.46	$19.52	$21.31
Investment operations:
Net investment loss(a)	(.22)	(.26)	(.18)	(.22)	(.17)
Net realized and unrealized gain (loss)	5.62	4.30	5.26	6.50	(.44)
Total from investment operations	5.40	4.04	5.08	6.28	(.61)
Distributions to shareholders from:
Net realized gain	(2.87)	(2.65)	(1.64)	(1.34)	(1.18)
Net asset value, end of year	$31.82	$29.29	$27.90	$24.46	$19.52
Total Return(b)	20.30%	16.01%	22.19%	34.74%	(3.07)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.93%	1.95%	2.00%	2.07%	1.90%
Expenses, excluding expense reductions	1.93%	1.96%	2.00%	2.07%	1.90%
Net investment loss	(.76)%	(.99)%	(.74)%	(1.12)%	(.83)%
Supplemental Data:
Net assets, end of year (000)	$91,715	$91,195	$89,408	$81,967	$69,121
Portfolio turnover rate	71.14%	71.25%	67.04%	66.11%	77.12%

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class P Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$31.28	$29.47	$25.61	$20.27	$22.01
Investment operations:
Net investment income (loss)(a)	(.06)	(.11)	.01	(.12)	(.08)
Net realized and unrealized gain (loss)	6.05	4.57	5.49	6.80	(.48)
Total from investment operations	5.99	4.46	5.50	6.68	(.56)
Distributions to shareholders from:
Net realized gain	(2.87)	(2.65)	(1.64)	(1.34)	(1.18)
Net asset value, end of year	$34.40	$31.28	$29.47	$25.61	$20.27
Total Return(b)	20.95%	16.68%	22.84%	35.48%	(2.72)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.38%	1.41%	1.45%	1.52%	1.49%
Expenses, excluding expense reductions	1.38%	1.41%	1.45%	1.52%	1.49%
Net investment income (loss)	(.20)%	(.39)%	.03%	(.57)%	(.42)%
Supplemental Data:
Net assets, end of year (000)	$447,775	$328,055	$141,389	$47,471	$14,005
Portfolio turnover rate	71.14%	71.25%	67.04%	66.11%	77.12%

See Notes to Financial Statements.

Financial Highlights (concluded)

SMALL CAP VALUE FUND

	Class Y Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$32.46	$30.36	$26.23	$20.64	$22.30
Investment operations:
Net investment income (loss)(a)	.08	.02	.10	(.02)	.01
Net realized and unrealized gain (loss)	6.33	4.73	5.67	6.95	(.49)
Total from investment operations	6.41	4.75	5.77	6.93	(.48)
Distributions to shareholders from:
Net realized gain	(2.87)	(2.65)	(1.64)	(1.34)	(1.18)
Net asset value, end of year	$36.00	$32.46	$30.36	$26.23	$20.64
Total Return(b)	21.53%	17.14%	23.40%	36.10%	(2.31)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.93%	.96%	1.00%	1.07%	1.04%
Expenses, excluding expense reductions	.93%	.96%	1.00%	1.07%	1.04%
Net investment income (loss)	.25%	.05%	.38%	(.12)%	.03%
Supplemental Data:
Net assets, end of year (000)	$1,045,397	$632,444	$304,763	$149,463	$87,570
Portfolio turnover rate	71.14%	71.25%	67.04%	66.11%	77.12%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds and their respective classes: Lord Abbett Large-Cap Core Fund ("Large Cap Core Fund") and Lord Abbett Small-Cap Value Series ("Small Cap Value Fund") (collectively, the "Funds").

Large Cap Core Fund's investment objective is to seek growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund's investment objective is to seek long-term capital appreciation. Each Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. Small Cap Value Fund is open to certain new investors on a limited basis.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of asset and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided

Notes to Financial Statements (continued)

for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro-rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear their class-specific share of all expenses and fees relating to the Funds' respective 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fees are based on average daily net assets at the following annual rates:

Large Cap Core Fund:
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the fiscal year ended November 30, 2006, the effective management fee paid to Lord Abbett was at a rate of .70% of the Fund's average daily net assets.

Small Cap Value Fund:
First $2 billion	.75%
Over $2 billion	.70%

Notes to Financial Statements (continued)

For the fiscal year ended November 30, 2006, the effective management fee paid to Lord Abbett was at a rate of .73% of the Fund's average daily net assets.

For the fiscal year ended November 30, 2006, Lord Abbett contractually agreed to reimburse the Large Cap Core Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.30%
B	1.95%
C	1.95%
P	1.40%
Y	0.95%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Large Cap Core Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett World Growth & Income Strategy Fund, each of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by the Fund of Fund. In addition, Small Cap Value Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust ("Alpha Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plans

Each Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A		Class B	Class C	Class P
Service	.25%		.25%	.25%	.20%
Distribution	.10	%(1)	.75%	.75%	.25%
(1) Effective October 1, 2005 the Class A Distribution Fee for Small Cap Value Fund was reduced from .10% of average daily net assets to .05% of average daily net assets. The amount of CDSC collected by each Fund for the year ended November 30, 2006 was as follows:

CDSC Collected
Large Cap Core Fund	$3,575
Small Cap Value Fund	16,093

Class Y does not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2006:

	Distributor Commissions	Dealers' Concessions
Large Cap Core Fund	$593,578	$3,137,018
Small Cap Value Fund	46,178	251,471

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2006:

	Class A	Class C
Large Cap Core Fund	$6,552	$9,664
Small Cap Value Fund	10,110	501

Two Directors and certain of the Funds' officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least semiannually for Large Cap Core Fund and at least annually for Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

Distributions were declared on December 11, 2006, and paid on December 15, 2006 to shareholders of record on December 14, 2006. The approximate amounts are as follows:

	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain
Large Cap Core Fund	$5,474,000	$1,528,000	$34,680,000
Small Cap Value Fund	-	171,279,000	353,053,000

The tax character of distributions paid during the fiscal years ended November 30, 2006 and 2005 are as follows:

	Large Cap Core Fund		Small Cap Value Fund
	11/30/2006	11/30/2005	11/30/2006	11/30/2005
Distributions paid from:
Ordinary income	$3,349,904	$2,101,847	$69,665,823	$11,599,397
Net long-term capital gains	31,503,103	13,761,746	195,292,834	142,061,412
Total distributions paid	$34,853,007	$15,863,593	$264,958,657	$153,660,809

Notes to Financial Statements (continued)

As of November 30, 2006, the components of accumulated earnings on a tax basis are as follows:

	Large Cap Core Fund	Small Cap Value Fund
Undistributed ordinary income – net	$6,728,519	$171,276,734
Undistributed long-term capital gains	34,678,695	353,050,695
Total undistributed earnings	$41,407,214	$524,327,429
Temporary differences	(62,519)	(203,601)
Unrealized gains - net	128,048,766	590,303,241
Total accumulated earnings - net	$169,393,461	$1,114,427,069

As of November 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Large Cap Core Fund	Small Cap Value Fund
Tax cost	$891,413,031	$3,498,787,196
Gross unrealized gain	140,808,070	609,659,091
Gross unrealized loss	(12,759,304)	(19,355,850)
Net unrealized security gain	$128,048,766	$590,303,241

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

Permanent items identified during the year ended November 30, 2006, have been reclassified among the components of net assets based on their tax-basis treatment as follows:

	Undistributed/ (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain
Small Cap Value Fund	$1,240,599	$(1,240,599)

The permanent differences are primarily attributable to the tax treatment of net investment losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2006 are as follows:

	Purchases	Sales
Large Cap Core Fund	$447,813,475	$353,654,566
Small Cap Value Fund	2,874,396,347	2,363,976,514

There were no purchases or sales of U.S. Government securities for the year ended November 30, 2006.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees.

Notes to Financial Statements (continued)

The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statements of Operations and in Directors' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Funds' transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Each Fund, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of November 30, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended November 30, 2006.

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the oustanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the fiscal year ended November 30, 2006:

Affiliated Issuer	Balance of Shares Held at 11/30/2005	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2006	Value at 11/30/2006		Net Realized Gain (Loss) 12/1/2005 to 11/30/2006(h)	Dividend Income 12/1/2005 to 11/30/2006(h)
AMCOL Int'l., Corp.	-	2,090,080	(505,732)	1,584,348	$43,981,501		$226,172	$227,242
ANADIGICS, Inc.	-	3,060,000	-	3,060,000	29,529,000		-	-
Anaren, Inc.	-	1,556,977	(187,200)	1,369,777	28,148,917		1,497,305	-
Anixter Int'l., Inc.	1,125,000	1,704,814	(283,809)	2,546,005	149,246,813		5,047,277	-
Avista Corp.	-	3,081,900	(67,900)	3,014,000	81,167,020		490,084	1,315,105
Benihana, Inc. Class A	-	508,146	(115,900)	392,246	10,982,888		1,163,153	-
Black Hills Corp.	-	2,093,978	-	2,093,978	74,775,954		-	1,236,990
C&D Technologies, Inc.(a)	-	1,443,447	(1,010,300)	433,147	-	(a)	(106,614)	-
C-COR, Inc.(a)	2,600,000	120,500	(990,946)	1,729,554	-	(a)	563,468	-
Commercial Vehicle Group, Inc.	1,235,100	180,500	(271,700)	1,143,900	26,767,260		866,874	-
Comtech Telecommunications Corp.	-	1,809,277	(313,800)	1,495,477	53,119,343		(113,636)	-
Curtiss-Wright Corp.(b)	423,000	2,199,545	(113,000)	2,509,545	89,214,325		-	150,573
Ethan Allen Interiors, Inc.(a)	1,400,000	648,000	(733,900)	1,314,100	-	(a)	(755,032)	694,710
Financial Federal Corp.(c)	750,000	1,550,039	-	2,300,039	63,711,080		-	607,905
Frontier Airlines Holdings(g)	1,669,100	1,027,500	(287,200)	2,409,400	19,757,080		(767,019)	-

Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2005	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2006	Value at 11/30/2006		Net Realized Gain (Loss) 12/1/2005 to 11/30/2006(h)	Dividend Income 12/1/2005 to 11/30/2006(h)
Hexcel Corp.	2,440,000	2,343,129	(58,000)	4,725,129	$84,579,809		$-	$-
II-VI Inc(a)	1,575,900	193,820	(1,343,100)	426,620	-	(a)	64,410	-
Kensey Nash Corp.	495,000	298,200	(62,800)	730,400	22,408,672		185,709	-
LoJack Corp.(a)	-	972,116	(972,116)	-	-	(a)	247,225	-
LSI Industries, Inc.	1,220,080	232,990	-	1,453,070	24,832,966		-	692,087
McCormick & Schmick's Seafood Restaurants Inc.(a)	620,000	230,400	(788,848)	61,552	-	(a)	323,965	-
NCI Building Systems, Inc.(a)	1,174,440	551,289	(1,029,000)	696,729	-	(a)	10,802,631	-
Pacific Sunwear of California, Inc.(a)	-	3,859,600	(2,723,650)	1,135,950	-	(a)	(4,073,817)	-
Plexus Corp.	-	2,951,500	-	2,951,500	71,278,725		-	-
PNM Resources, Inc.	1,119,100	2,940,900	(4,400)	4,055,600	124,506,920		(2,404)	2,590,632
Quanex Corp.(d)	1,604,900	1,264,050	(182,900)	2,686,050	99,679,316		4,155,440	1,193,925
Rogers Corp.	800,480	502,500	(42,900)	1,260,080	87,550,359		2,125,410	-
Ruby Tuesday, Inc.	70,200	3,070,000	(13,100)	3,127,100	84,400,429		61,921	770,150
Rush Enterprises, Inc. Class A	-	1,206,231	-	1,206,231	21,929,280		-	-
ScanSource, Inc.(e)	335,360	1,036,960	(503)	1,371,817	41,867,855		-	-
Steel Technologies, Inc.(a)	1,234,000	-	(1,234,000)	-	-	(a)	1,405,253	-
Trinity Industries, Inc.(a)(f)	2,238,190	1,187,605	(1,341,900)	2,083,895	-	(a)	653,384	-
Universal Forest Products, Inc.(a)	985,074	109,600	(515,800)	578,874	-	(a)	1,920,718	-
Werner Enterprises, Inc.(a)	3,389,300	1,084,200	(937,600)	3,535,900	-	(a)	(255,897)	571,615
Total					$1,333,435,512		$25,725,980	$10,050,934

(a) No longer an affiliated issuer at November 30, 2006.

(b) 310,000 shares acquired in a 2-for-1 stock split; ex-date April 24, 2006.

(c) 451,400 shares acquired in a 3-for-2 stock split; ex-date February 1, 2006.

(d) 837,200 shares acquired in a 3-for-2 stock split; ex-date April 3, 2006.

(e) 500,060 shares acquired in a 2-for-1 stock split; ex-date June 6, 2006.

(f) 943,545 shares acquired in a 3-for-2 stock split; ex-date June 12, 2006.

(g) Name change from Frontier Airlines, Inc. effective April 3, 2006.

(h) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating each Fund's NAV.

11. INVESTMENT RISKS

Large Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic

Notes to Financial Statements (continued)

conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund's performance.

Notes to Financial Statements (continued)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

LARGE CAP CORE FUND

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,403,015	$155,655,111	8,539,454	$237,321,415
Reinvestment of distributions	759,427	21,271,566	398,099	11,154,747
Shares reacquired	(3,351,998)	(96,886,894)	(2,102,862)	(58,764,443)
Increase	2,810,444	$80,039,783	6,834,691	$189,711,719
Class B Shares
Shares sold	548,560	$15,218,272	712,370	$19,130,982
Reinvestment of distributions	98,899	2,668,307	75,608	2,050,475
Shares reacquired	(931,294)	(25,791,906)	(863,107)	(23,175,109)
Decrease	(283,835)	$(7,905,327)	(75,129)	$(1,993,652)
Class C Shares
Shares sold	893,337	$24,845,864	1,513,453	$40,799,481
Reinvestment of distributions	73,138	1,980,587	29,110	792,090
Shares reacquired	(678,501)	(18,902,772)	(333,961)	(8,994,339)
Increase	287,974	$7,923,679	1,208,602	$32,597,232
Class P Shares
Shares sold	71,533	$2,057,095	251,221	$7,063,785
Reinvestment of distributions	10,050	281,801	380	10,660
Shares reacquired	(78,033)	(2,273,526)	(26,830)	(753,670)
Increase	3,550	$65,370	224,771	$6,320,775
Class Y Shares
Shares sold	1,704,558	$49,374,015	4,264,146	$118,258,062
Reinvestment of distributions	218,832	6,131,662	18,045	505,257
Shares reacquired	(46,822)	(1,342,437)	(18,025)	(496,297)
Increase	1,876,568	$54,163,240	4,264,166	$118,267,022

Notes to Financial Statements (concluded)

SMALL CAP VALUE FUND

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,763,878	$821,082,672	28,783,311	$809,340,873
Reinvestment of distributions	4,855,641	140,328,197	2,733,321	73,389,673
Shares reacquired	(16,816,750)	(537,398,976)	(8,715,538)	(244,148,846)
Increase	13,802,769	$424,011,893	22,801,094	$638,581,700
Class B Shares
Shares sold	210,788	$6,014,790	320,243	$8,275,530
Reinvestment of distributions	318,320	8,505,507	536,865	13,512,897
Shares reacquired	(2,141,481)	(62,290,310)	(3,879,512)	(103,861,865)
Decrease	(1,612,373)	$(47,770,013)	(3,022,404)	$(82,073,438)
Class C Shares
Shares sold	248,612	$6,983,271	291,459	$7,519,721
Reinvestment of distributions	182,474	4,881,170	174,580	4,399,410
Shares reacquired	(662,289)	(19,648,459)	(556,908)	(14,632,211)
Decrease	(231,203)	$(7,784,018)	(90,869)	$(2,713,080)
Class P Shares
Shares sold	6,281,520	$199,391,705	8,503,486	$237,770,898
Reinvestment of distributions	802,192	23,087,098	316,873	8,482,694
Shares reacquired	(4,556,483)	(144,407,463)	(3,130,597)	(88,475,121)
Increase	2,527,229	$78,071,340	5,689,762	$157,778,471
Class Y Shares
Shares sold	11,786,788	$391,261,817	10,406,969	$304,943,421
Reinvestment of distributions	1,835,001	55,013,332	997,401	27,598,071
Shares reacquired	(4,063,359)	(133,258,648)	(1,962,109)	(56,948,916)
Increase	9,558,430	$313,016,501	9,442,261	$275,592,576

On January 18, 2006, the number of shares of common stock authorized for Lord Abbett Research Fund, Inc. was increased from 1,040,000,000 to 1,220,000,000. As a result, the Class A shares of common stock authorized for Large Cap Core Fund was increased from 20,000,000 to 200,000,000.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds will adopt FIN 48 during 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No.157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Lord Abbett Research Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Research Fund, Inc. – Lord Abbett Large-Cap Core Fund and Small-Cap Value Series (the "Funds") as of November 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc. – Lord Abbett Large-Cap Core Fund and Small-Cap Value Series as of November 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 26, 2007

Basic Information About Management

The Board of Directors (the "Board") is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Funds' investment adviser.

Interested Directors

The following Directors are Partners of Lord Abbett and are "interested persons" of the Funds as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director and Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Directors

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996	Managing General Partner, Bigelow Media, LLC
		(since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).	Currently serves as director of Adelphia Communications, Inc.; Crane Co.; and Huttig Building Products Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (U.S.) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1992	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Funds. All the officers of the Funds may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Robert P. Fetch (1953)	Executive Vice President	Elected in 1997	Partner and Senior Investment Manager, joined Lord Abbett in 1995.

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2005	Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990.

Frederick Ruvkun (1957)	Executive Vice President	Elected in 2006	Investment Manager, joined Lord Abbett in 2006; formerly served as Managing Director and Leader of the Small Cap Growth Team and a Portfolio Manager of SMID Cap Growth Assets at J & W Seligman & Company.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2001	Partner and Investment Manager, joined Lord Abbett in 1987.

Edward K. von der Linde (1960)	Executive Vice President	Elected in 2001	Partner and Investment Manager, joined Lord Abbett in 1988.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Evan B. Carpenter (1972)	Vice President	Elected in 2006	Research Analyst, joined Lord Abbett in 2003; prior thereto he served as an Equity Research Analyst at Gabelli Asset Management (2000-2003).

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Robert G. Morris (1944)	Vice President	Elected in 1996	Partner and Chief Investment Officer, joined Lord Abbett in 1991.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Paul J. Volovich (1973)	Vice President	Elected in 2004	Investment Manager, joined Lord Abbett in 1997.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC (2000-2003).

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Funds' Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12 month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Large Cap Core Fund	100%	100%
Small Cap Value Fund	22.80	22.84

Additionally, of the distributions paid by the Large Cap Core Fund and the Small Cap Value Fund to shareholders during the fiscal year ended November 30, 2006, $31,503,103 and $195,292,834, respectively, represent long-term capital gains.

Lord Abbett Research Fund, Inc.

Lord Abbett Large-Cap Core Fund

Small-Cap Value Series

LARF-2-1106
(01/07)

This report when not used for the general
information of shareholders of the Fund, is to
be distributed only if preceded or accompanied
by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

LORD ABBETT

2006

Annual

Report

Lord Abbett
America's Value Fund

For the fiscal year ended November 30, 2006

Lord Abbett Research Fund
Lord Abbett America's Value Fund

Annual Report

For the fiscal year ended November 30, 2006

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett America's Value Fund's performance for the fiscal year ended November 30, 2006. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions during the fiscal year ended November 30, 2006?

A: The stock market gained approximately 14% (including dividends) in the fiscal year ended November 30, 2006 (as measured by the broad S&P Composite 1500® Index1). After beginning the fiscal year with positive momentum, the market entered a period of consolidation in May. The spring sell-off persisted until mid-July. During the market correction, small caps (as measured by the S&P SmallCap 600® Index2) fell more than twice (in percentage terms) as much as large caps. Once positive momentum returned, large capitalized companies led the market higher. For the fiscal year, the S&P 100® Index,3 comprised of large cap stocks, finished up about 15% (on a total return basis), while the small

1

cap index matched the broad market with a gain of roughly 14%. Mid-capitalized companies (as measured by the S&P MidCap 400® Index4) trailed, on average, but still managed to register a total return of near 12% over the period.

Sector leadership rotated, as did the preference for capitalization. Between December 2005 and August 2006, the price of crude oil rose approximately 34% (from about $57 per barrel to approximately $77), pushing energy stock prices higher. With inventories of petroleum plentiful, the price of crude oil began to slide in August. The $0.80 per gallon decline in the cost of gasoline fueled a late-year rally in consumer discretionary stocks. In addition, the lagging technology sector rallied in the final three months of the fiscal year. Defensive sectors such as consumer staples and health care lagged behind the broader market in the final months of the fiscal year.

Elsewhere, the bond markets faced headwinds in the first half of the fiscal year ended November 30, 2006, as tighter U.S. and international monetary policy and better than expected economic data pushed bond yields higher and prices lower. The benchmark 10-year Treasury bond began 2006 yielding 4.39%, and by June 30 had risen to 5.14%. As a result, most sectors of the bond market produced negative returns during the first six months of the period. However, the market changed for bond investors in the second half of the fiscal year. The bond market rallied nearly 6% in price terms as the 10-year Treasury yield fell to 4.46% by November 30, 2006. The reversal was attributed to a number of factors, leading market participants to believe that the Federal Reserve Board (the Fed) would begin lowering interest rates. In August, the Fed decided to hold the fed funds rate (the rate at which banks lend to one another) steady at 5.25%, after increasing it 17 straight times since June 2004. The Fed subsequently held rates steady at its meetings in September and October.

This served as a boost to most asset classes, with high yield, convertible, and investment-grade securities all up more than 6% for the six months ended November 30, 2006. High yield securities also have benefited from benign credit conditions, such as the continued low credit default rates of the past year.

Another contributing factor to the bond market rally, in the U.S. Treasury market in particular, was the evident slowing of the economy. Second quarter 2006 gross domestic product (GDP) came in at 2.6%, sharply lower than the first quarter GDP of 5.6%, while preliminary estimates for third quarter GDP are 2.2%. The downshift in economic activity was supportive of bond prices as investors expected the Fed to be compelled to hold rates steady, or lower them, in order to avert a recession. In addition, benign inflation reports suggest that rate increases to date, in the context of a slowing economy, have been sufficient enough to temper incipient inflationary pressure. The Producer Price Index (PPI) and Consumer Price Index (CPI) each actually fell in October. The energy-dampened CPI

2

decreased by 0.5% for the month and measured 1.3% year over year, and the PPI fell 1.6% during the month, posting a 1.6% annual decline. Excluding food and energy, the core numbers were 0.1% and -0.9%, respectively.

Performance data quoted on the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 800-821-5129 or referring to our Website at www.lordabbett.com.

Q: How did the America's Value Fund perform during the fiscal year ended November 30, 2006?

A: The Fund returned 13.4%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P 500® Index,5 which returned 14.2% over the same period. The Fund's average annual total returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 6.89% and since inception (December 27, 2001): 7.87%.

Note: The Lord Abbett America's Value Fund is not a balanced fund and has the capability to adjust equity and fixed income allocations, based on relative value in the market and the investment team's proprietary fundamental research.

Q: What were the most significant factors affecting performance?

Equity Portion

A: The materials sector was the greatest detractor from the Fund's performance relative to its benchmark for the one-year period. In addition, the financials and energy sectors also detracted from performance.

Among the individual holdings that detracted from performance were Bowater Inc., a manufacturer of newsprint, coated and uncoated groundwood papers, bleached kraft pulp, and lumber products; Chemtura Corp., a global manufacturer of specialty chemicals, crop protection, and pool, spa, and home care products; and The Dow Chemical Co., a provider of chemical, plastic, and agricultural products and services.

In addition, two consumer discretionary holdings took away from performance: Dana Corp., a maker of components and systems for worldwide automotive, heavy truck, off-highway, engine, and industrial markets, and Pier 1 Imports, Inc., a retailer of decorative home furnishings, gifts, and related items.

The telecommunications services sector was the strongest contributor to the Fund's performance relative to its benchmark for the one-year period. In addition, the information technology sector (in which the Fund benefited from its underweight position) and the consumer staples sector also contributed to performance.

3

Among the top contributors to performance were AT&T Inc. (the Fund's number-one contributor and its largest holding at period end), a provider of communications services, and consumer staples holding H.J. Heinz Co., a manufacturer of processed food products.

Three other companies were top ranking contributors: consumer discretionary holding OfficeMax Inc., a seller of office products; energy holding Chevron Corp., an integrated energy company; and utilities holding Puget Energy Inc., a provider of electric and gas services to customers principally located in the Puget Sound region of Washington State.

Bond Portion

All sectors in which the Fund participates added to performance in the period. The high-yield bond market made the greatest contribution to performance, followed by the convertible securities and high-grade investment bond markets.

Within the high-yield bond market, the top five individual holdings adding to performance were pharmaceutical firm Warner Chilcott, Inc., a maker of women's health care and urology prescription drugs; auto loan holdings General Motors Acceptance Corp., a global finance company, and Ford Motor Credit Corp., an auto financing firm; theater and entertainment holding AMC Entertainment Inc., owner of 415 theater chains nationwide; and cable company Mediacom Broadband LLC, which provides high-speed Internet service to residential customers nationwide.

Detracting from performance in the high-yield bond market were auto parts and equipment manufacturer Dana Corp.; consumer products company Spectrum Brands (formerly Rayovac), a manufacturer of batteries; and Chiquita Brands International, Inc., a grower and producer of bananas and other fresh produce.

Within the convertible securities market, the top five individual holdings adding to performance were oilfield and equipment services firm Hanover Compressor Co., a provider of compressor equipment for the oil and gas industry; railroad holding CSX Corp., an operator of railroads in the eastern United States; machinery manufacturer AGCO Corp., a maker of agricultural machinery and equipment; telecommunications and integrated services holding Qwest Communications International, Inc., an international provider of high-capacity broadband fiber-optic networks; and hotels holding Hilton Hotels Corp., which operates nearly 2,800 hotels and resorts in more than 80 countries.

Detracting from performance in the convertible securities market were pharmaceutical companies CV Therapeutics, Inc., a developer of small-molecule drugs to treat chronic cardiovascular diseases, and Watson Pharmaceuticals, Inc., a maker of both branded and generic drugs. Also taking away from performance during the period were banking holding The Marshall & Ilsley Corp., a diversified financial services company; software services holdings DST Systems, Inc., a provider of information processing software for the mutual fund industry; and EMC Corp., a provider of data storage and retrieval systems.

4

The portfolio's holding in the investment-grade bond market were mostly profitable in the period and consisted largely of Federal National Mortgage agency bonds.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if shares are redeemed within 12 months of purchase (24th month if shares were purchased prior to November 1, 2004). Please see section "Your Investment – Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 800-874-3733 or visit our Website at www.LordAbbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The S&P SmallCap 600® Index is a widely accepted benchmark owing to its low turnover and greater liquidity.

3  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

4  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

5  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance, and includes a representative sample of leading companies in leading industries.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

The views of the Fund's management and the portfolio holdings described in this report are as of November 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Performance: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

5

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the S&P 500® Index and the 65% Russell 3000® Value Index/35% Merrill Lynch High Yield Master II Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2006

	1 Year	Life of Class
Class A3	6.89%	7.87%
Class B4	8.62%	8.18%
Class C5	12.68%	8.50%
Class P6	13.31%	9.10%
Class Y7	13.75%	9.55%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance of each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance. Performance of each index began on December 27, 2001.

3  Class A shares commenced operations on December 27, 2001. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on December 27, 2001. Performance reflects the deduction of a CDSC of 4% for 1 year and 2% for the life of the class.

5  Class C shares commenced operations on December 27, 2001. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class P shares commenced operations on December 27, 2001. Performance is at net asset value.

7  Class Y shares commenced operations on December 27, 2001. Performance is at net asset value.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 through November 30, 2006).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/06 – 11/30/06" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

7

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,100.00	$7.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.33	$6.78
Class B
Actual	$1,000.00	$1,096.30	$10.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.07	$10.05
Class C
Actual	$1,000.00	$1,097.00	$10.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.07	$10.05
Class P
Actual	$1,000.00	$1,099.30	$7.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.83	$7.28
Class Y
Actual	$1,000.00	$1,101.40	$5.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$5.06

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.34% for Class A, 1.99% for Classes B and C, 1.44% for Class P and 1.00% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2006

Sector*	%**
Consumer Discretionary	20.15%
Consumer Staples	7.60%
Energy	9.61%
Financials	16.71%
Healthcare	5.26%
Industrials	7.57%
Information Technology	2.42%
Materials	13.56%
Telecommunication Services	6.56%
Utilities	9.41%
Short Term Investment	1.15%
Total	100.00%

* A sector may comprise several industries.

** Represents percent of total investments.

8

Schedule of Investments

November 30, 2006

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.95%
COMMON STOCKS 65.15%
Chemicals 5.21%
Chemtura Corp.	1,700	$16,459,872
Eastman Chemical Co.	501	29,761,256
Monsanto Co.	409	19,651,016
Total		65,872,144
Commercial Banks 1.21%
Bank of America Corp.	284	15,314,940
Commercial Services & Supplies 3.39%
R.R. Donnelley & Sons Co.	831	29,305,843
Waste Management, Inc.	370	13,556,683
Total		42,862,526
Communications Equipment 0.99%
Avaya Inc.*	977	12,486,571
Containers & Packaging 1.61%
Ball Corp.	476	20,358,036
Diversified Consumer Services 2.22%
ServiceMaster Co. (The)	2,171	28,119,630
Diversified Telecommunication Services 3.54%
AT&T Inc.	1,066	36,141,278
Verizon Communications, Inc.	249	8,686,084
Total		44,827,362
Electric Utilities 4.42%
Ameren Corp.	476	26,052,902
Puget Energy Inc.	1,204	29,904,876
Total		55,957,778
Electrical Equipment 1.08%
Hubbell, Inc. Class B	259	13,605,530
Energy Equipment & Services 3.63%
GlobalSantaFe Corp. (Cayman Islands)(a)	382	22,944,000

See Notes to Financial Statements.
9

Schedule of Investments (continued)

November 30, 2006

Investments	Shares (000)	Value
Halliburton Co.	680	$22,949,948
Total		45,893,948
Food Products 4.54%
H.J. Heinz Co.	552	24,527,510
Kellogg Co.	460	22,898,800
Kraft Foods Inc. Class A	287	10,045,330
Total		57,471,640
Gas Utilities 2.49%
NiSource, Inc.	1,278	31,515,480
Hotels, Restaurants & Leisure 1.05%
McDonald's Corp.	318	13,346,460
Household Durables 5.64%
Newell Rubbermaid, Inc.	872	24,848,978
Snap-on Inc.	395	18,762,500
Tupperware Brands Corp.	1,306	27,715,765
Total		71,327,243
Insurance 6.46%
ACE Ltd. (Bermuda)(a)	437	24,833,396
PartnerRe Ltd. (Bermuda)(a)	269	18,761,652
Safeco Corp.	215	13,004,379
XL Capital Ltd. Class A (Bermuda)(a)	354	25,190,704
Total		81,790,131
Media 2.22%
Clear Channel Communications, Inc.	801	28,152,612
Multi-Line Retail 1.08%
Federated Department Stores Inc.	324	13,647,935
Multi-Utilities & Unregulated Power 0.00%
Dynegy Inc. Class A*	1	4,142
Oil & Gas 3.53%
Chevron Corp.	406	29,332,992
EOG Resources, Inc.	218	15,347,328
Total		44,680,320

See Notes to Financial Statements.
10

Schedule of Investments (continued)

November 30, 2006

Investments			Shares (000)	Value
Paper & Forest Products 3.84%
Bowater, Inc.			1,073	$23,389,220
MeadWestvaco Corp.			854	25,187,100
Total				48,576,320
Pharmaceuticals 3.41%
Bristol-Myers Squibb Co.			1,086	26,962,897
Mylan Laboratories, Inc.			801	16,248,232
Total				43,211,129
Specialty Retail 1.92%
OfficeMax, Inc.			516	24,273,999
Trading Companies & Distributors 1.67%
Genuine Parts Co.			451	21,147,390
Total Common Stocks (cost $699,117,692)				824,443,266
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 4.15%
Aerospace & Defense 0.53%
DRS Technologies, Inc.†	2.00%	2/1/2026	$1,500	1,546,875
EDO Corp.	4.00%	11/15/2025	5,500	5,218,125
Total				6,765,000
Biotechnology 0.59%
CV Therapeutics, Inc.	3.25%	8/16/2013	5,000	4,218,750
Genzyme Corp.	1.25%	12/1/2023	3,000	3,202,500
Total				7,421,250
Diversified Telecommunication Services 0.18%
Qwest Communications Int'l., Inc.	3.50%	11/15/2025	1,500	2,220,000
Electronic Equipment & Instruments 0.26%
Roper Industries, Inc.	1.481%	1/15/2034	5,000	3,331,250
Healthcare Providers & Services 0.16%
Five Star Quality Care, Inc.†	3.75%	10/15/2026	2,000	2,060,000

See Notes to Financial Statements.
11

Schedule of Investments (continued)

November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels, Restaurants & Leisure 0.36%
Hilton Hotels Corp.	3.375%	4/15/2023	$3,000	$4,496,250
Media 0.29%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	4,000	3,660,000
Metals & Mining 0.22%
Placer Dome, Inc. (Canada)(a)	2.75%	10/15/2023	2,000	2,797,500
Oil & Gas 0.50%
Devon Energy Corp.	4.90%	8/15/2008	3,000	4,128,750
Hanover Compressor Co.	4.75%	1/15/2014	1,500	2,233,125
Total				6,361,875
Pharmaceuticals 0.32%
MGI PHARMA, Inc.	1.682%	3/2/2024	6,000	4,035,000
Road & Rail 0.36%
CSX Corp.	Zero Coupon	10/30/2021	3,500	4,532,500
Software 0.38%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	4,000	4,860,000
Total Convertible Bonds (cost $47,766,146)				52,540,625
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.54%
Commercial Banks 0.21%
Marshall & Ilsley Corp. (The)	6.50%		100	2,638,000
Electric Utilities 0.47%
CMS Energy Corp.	4.50%		70	6,011,250
Energy Equipment & Services 0.77%
El Paso Corp.	4.99%		8	9,715,312
Insurance 0.32%
Fortis Insurance N.V. (Netherlands)†(a)	7.75%		283	4,038,127
Insurance: Property-Casualty 0.47%
XL Capital Ltd. (Cayman Islands)(a)	7.00%		230	5,993,800

See Notes to Financial Statements.
12

Schedule of Investments (continued)

November 30, 2006

Investments	Interest Rate		Shares (000)	Value
Media 0.30%
Interpublic Group of Cos., Inc. (The)	5.375%		85	$3,751,900
Total Convertible Preferred Stocks (cost $27,452,460)				32,148,389
				U.S. $ Value
FOREIGN COMMON STOCKS 5.73%
Australia 1.26%
Coca-Cola Amatil Ltd.(b)			2,695	$15,906,854
Canada 0.52%
CI Financial Income Fund Unit(b)			286	6,566,810
Germany 0.51%
Henkel KGaA(b)			52	6,494,573
United Kingdom 3.44%
Cadbury Schweppes plc(b)			1,391	14,318,082
Kesa Electricals plc(b)			2,240	15,700,942
Royal Bank of Scotland Group plc (The)(b)			374	13,554,258
Total				43,573,282
Total Foreign Common Stocks (cost $66,207,278)				72,541,519
		Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISE BOND 0.40%
Federal Home Loan Mortgage Corp. (cost $5,073,095)	5.75%	4/15/2008	$5,000	$5,060,195
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.62%
Federal National Mortgage Assoc.	6.00%	11/1/2034	6,687	6,771,055
Federal National Mortgage Assoc.	6.00%	1/1/2035	8,577	8,684,854
Federal National Mortgage Assoc.	6.00%	12/1/2035	9,039	9,142,205
Federal National Mortgage Assoc.	6.00%	4/1/2036	4,730	4,782,997
Federal National Mortgage Assoc.	6.50%	4/1/2035	6,582	6,719,827
Federal National Mortgage Assoc.	6.50%	7/1/2035	13,831	14,138,332
Federal National Mortgage Assoc.	6.50%	9/1/2036	7,980	8,145,777
Total Government Sponsored Enterprises Pass-Throughs (cost $58,491,162)				58,385,047

See Notes to Financial Statements.
13

Schedule of Investments (continued)

November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
HIGH YIELD CORPORATE BONDS 16.36%
Auto Components 0.26%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	$2,500	$1,925,000
Stanadyne Corp.	10.00%	8/15/2014	1,375	1,402,500
Total				3,327,500
Automobiles 0.30%
Ford Motor Credit Co.	7.25%	10/25/2011	1,250	1,222,296
Hertz Corp. (The)†	8.875%	1/1/2014	2,500	2,606,250
Total				3,828,546
Chemicals 0.74%
Equistar Chemicals, L.P.	7.55%	2/15/2026	3,000	2,827,500
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	3,500	3,395,000
Lyondell Chemical Co.	8.25%	9/15/2016	2,575	2,690,875
Mosaic Co. (The)†(c)	7.625%	12/1/2016	450	462,375
Total				9,375,750
Commercial Services & Supplies 0.07%
FTI Consulting, Inc.†	7.75%	10/1/2016	800	832,000
Consumer Electronics 0.06%
Brookstone Co. Inc.	12.00%	10/15/2012	775	754,656
Consumer Finance 1.18%
Ford Motor Credit Co.	7.375%	10/28/2009	4,800	4,795,046
General Motors Acceptance Corp.	7.25%	3/2/2011	9,700	10,108,137
Total				14,903,183
Containers & Packaging 0.68%
Berry Plastics Corp.†	8.875%	9/15/2014	2,500	2,534,375
Crown Cork & Seal, Inc.	7.375%	12/15/2026	4,000	3,780,000
Stone Container Finance Co. of Canada II (Canada)(a)	7.375%	7/15/2014	2,500	2,287,500
Total				8,601,875
Diversified Financials 0.27%
Ashtead Capital Inc.†	9.00%	8/15/2016	3,175	3,413,125

See Notes to Financial Statements.
14

Schedule of Investments (continued)

November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Telecommunication Services 2.08%
Cincinnati Bell, Inc.	7.00%	2/15/2015	$10,000	$9,925,000
Intelsat Bermuda Ltd. (Bermuda)†(a)	9.25%	6/15/2016	2,325	2,499,375
Qwest Capital Funding, Inc.	7.90%	8/15/2010	10,000	10,450,000
Syniverse Technologies	7.75%	8/15/2013	3,500	3,421,250
Total				26,295,625
Electric Utilities 0.84%
Dynegy Holdings, Inc.	8.375%	5/1/2016	5,000	5,225,000
Reliant Energy, Inc.	9.50%	7/15/2013	5,000	5,343,750
Total				10,568,750
Electronic Equipment & Instruments 0.48%
NXP B.V. (Netherlands)†(a)	9.50%	10/15/2015	5,925	6,110,156
Electronics: Semi-Conductors/Components 0.28%
Freescale Semiconductor, Inc.†(c)	8.875%	12/15/2014	3,500	3,526,250
Energy Equipment & Services 0.19%
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,362,500
Food Products 0.16%
Landry's Restaurants, Inc.	7.50%	12/15/2014	2,075	2,028,313
Gas Utilities 0.40%
El Paso Corp.	7.00%	5/15/2011	5,000	5,125,000
Healthcare Providers & Services 0.52%
HCA Inc.†	9.125%	11/15/2014	2,050	2,147,375
Tenet Healthcare Corp.	9.25%	2/1/2015	4,500	4,432,500
Total				6,579,875
Hotels, Restaurants & Leisure 0.14%
River Rock Entertainment Authority	9.75%	11/1/2011	1,700	1,814,750
Household Durables 0.28%
Domtar, Inc. (Canada)(a)	7.875%	10/15/2011	3,400	3,485,000
Industrial Conglomerates 0.53%
Allied Waste North America, Inc.	7.25%	3/15/2015	3,000	3,015,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	4,000	3,640,000
Total				6,655,000

See Notes to Financial Statements.
15

Schedule of Investments (continued)

November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
IT Services 0.29%
SunGard Data Systems, Inc.	9.125%	8/15/2013	$3,500	$3,688,125
Leisure Equipment & Products 0.07%
Turning Stone Resort Casino†	9.125%	9/15/2014	875	899,063
Media 2.20%
Affinion Group Inc.	11.50%	10/15/2015	3,000	3,180,000
AMC Entertainment, Inc.	11.00%	2/1/2016	1,500	1,663,125
Barrington Broad Co. LLC†	10.50%	8/15/2014	5,000	5,000,000
CCH I LLC/CCH I Capital Co.	11.00%	10/1/2015	3,000	2,955,000
Gaylord Entertainment Co.	8.00%	11/15/2013	2,875	2,954,063
Idearc Inc.†	8.00%	11/15/2016	2,325	2,374,406
Mediacom Broadband LLC Corp.	8.50%	10/15/2015	4,175	4,201,094
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	2,323,125
R.H. Donnelley Corp.	8.875%	1/15/2016	3,000	3,165,000
Total				27,815,813
Metals & Mining 0.23%
Novelis Inc. (Canada)†(a)	8.25%	2/15/2015	3,000	2,895,000
Multi-Utilities & Unregulated Power 0.42%
Mirant Americas Generation LLC	9.125%	5/1/2031	5,000	5,262,500
Oil & Gas 1.00%
Chesapeake Energy Corp.	7.625%	7/15/2013	3,500	3,666,250
Foundation PA Coal Co.	7.25%	8/1/2014	2,000	2,015,000
Houston Exploration Co. (The)	7.00%	6/15/2013	2,200	2,172,500
Williams Cos., Inc. (The)	7.875%	9/1/2021	4,500	4,826,250
Total				12,680,000
Paper & Forest Products 1.05%
Abitibi-Consolidated Inc. (Canada)(a)	8.55%	8/1/2010	4,500	4,348,125
Bowater, Inc.	6.50%	6/15/2013	2,000	1,795,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,500	1,503,750
Graphic Packaging Int'l., Corp.	9.50%	8/15/2013	3,400	3,519,000
RBS Global & Rexnod Corp.†	11.75%	8/1/2016	2,000	2,115,000
Total				13,280,875
Pharmaceuticals 0.26%
Warner Chilcott Corp.	8.75%	2/1/2015	3,250	3,347,500

See Notes to Financial Statements.
16

Schedule of Investments (concluded)

November 30, 2006

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Integrated/Services 0.29%
Hughes Network Systems LLC	9.50%	4/15/2014	$3,500	$3,648,750
Textiles & Apparel 0.24%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	3,000,000
Utilities 0.37%
Edison Mission Energy	7.75%	6/15/2016	4,500	4,725,000
Wireless Telecommunication Services 0.48%
Dobson Communications Corp.	8.875%	10/1/2013	3,000	3,037,500
Rural Cellular Corp.	9.75%	1/15/2010	3,000	3,090,000
Total				6,127,500
Total High Yield Corporate Bonds (cost $202,514,679)				206,957,980
Total Long-Term Investments (cost $1,106,622,512)				1,252,077,021
SHORT-TERM INVESTMENT 1.15%
Repurchase Agreement
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $14,800,000 of Federal Home Loan Mortgage Corp. at 5.45% due 11/21/2013; value: $14,855,500; proceeds: $14,561,444 (cost $14,559,564)			14,560	14,559,564
Total Investments in Securities 100.10% (cost $1,121,182,076)				1,266,636,585
Liabilities in Excess of Cash and Other Assets (0.10%)				(1,240,444)
Net Assets 100.00%				$1,265,396,141

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Investment in non-U.S. dollar denominated securities.

  (c)  Securities purchased on a when-issued basis.

  Unit  More than one class of securities traded together.

See Notes to Financial Statements.
17

Statement of Assets and Liabilities

November 30, 2006

ASSETS:
Investments in securities, at value (cost $1,121,182,076)	$1,266,636,585
Cash	26
Receivables:
Interest and dividends	7,063,612
Capital shares sold	2,772,761
Investment securities sold	2,661,149
Prepaid expenses and other assets	85,950
Total assets	1,279,220,083
LIABILITIES:
Payables:
Investment securities purchased	10,746,020
Capital shares reacquired	1,380,489
Management fee	730,272
12b-1 distribution fees	405,718
Directors' fees	60,622
Fund administration	39,502
To affiliate (See Note 3)	479
Accrued expenses and other liabilities	460,840
Total liabilities	13,823,942
NET ASSETS	$1,265,396,141
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,077,716,420
Undistributed net investment income	4,358,527
Accumulated net realized gain on investments and foreign currency related transactions	37,862,641
Net unrealized appreciation on investments and translation of assets and liabilites denominated in foreign currencies	145,458,553
Net Assets	$1,265,396,141
Net assets by class:
Class A Shares	$1,111,167,412
Class B Shares	$64,044,867
Class C Shares	$77,477,090
Class P Shares	$2,364,577
Class Y Shares	$10,342,195
Outstanding shares by class:
Class A Shares (200 million shares of common stock authorized, par value $.001)	81,960,795
Class B Shares (30 million shares of common stock authorized, par value $.001)	4,758,031
Class C Shares (20 million shares of common stock authorized, par value $.001)	5,748,411
Class P Shares (20 million shares of common stock authorized, par value $.001)	174,012
Class Y Shares (30 million shares of common stock authorized, par value $.001)	759,145
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$13.56
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$14.39
Class B Shares–Net asset value	$13.46
Class C Shares–Net asset value	$13.48
Class P Shares–Net asset value	$13.59
Class Y Shares–Net asset value	$13.62

See Notes to Financial Statements.
18

Statement of Operations

For the Year Ended November 30, 2006

Investment income:
Dividends (net of foreign withholding taxes of $6,346)	$25,491,278
Interest	19,669,145
Total investment income	45,160,423
Expenses:
Management fee	8,541,261
12b-1 distribution plan–Class A	3,521,709
12b-1 distribution plan–Class B	590,663
12b-1 distribution plan–Class C	749,330
12b-1 distribution plan–Class P	8,023
Shareholder servicing	1,698,952
Fund administration	459,500
Reports to shareholders	245,093
Registration	199,478
Custody	51,603
Professional	46,565
Directors' fees	38,522
Subsidy (See Note 3)	21,263
Other	25,043
Gross expenses	16,197,005
Expense reductions (See Note 7)	(51,191)
Net expenses	16,145,814
Net investment income	29,014,609
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	39,801,673
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	78,641,959
Net realized and unrealized gain	118,443,632
Net Increase in Net Assets Resulting From Operations	$147,458,241

See Notes to Financial Statements.
19

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended November 30, 2006	For the Year Ended November 30, 2005
Operations:
Net investment income	$29,014,609	$20,118,085
Net realized gain on investments and foreign currency related transactions	39,801,673	13,097,864
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	78,641,959	17,055,933
Net increase in net assets resulting from operations	147,458,241	50,271,882
Distributions to shareholders from:
Net investment income
Class A	(28,227,771)	(18,385,406)
Class B	(1,307,120)	(881,697)
Class C	(1,653,500)	(1,150,211)
Class P	(47,319)	(20,162)
Class Y	(195,659)	(32,148)
Net realized gain
Class A	(10,687,459)	(2,781,088)
Class B	(661,737)	(175,195)
Class C	(872,430)	(194,771)
Class P	(14,730)	(2,250)
Class Y	(36,181)	(3,853)
Total distributions to shareholders	(43,703,906)	(23,626,781)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	242,357,461	623,724,444
Reinvestment of distributions	42,084,119	22,587,025
Cost of shares reacquired	(207,273,925)	(85,441,018)
Net increase in net assets resulting from capital share transactions	77,167,655	560,870,451
Net increase in net assets	180,921,990	587,515,552
NET ASSETS:
Beginning of year	$1,084,474,151	$496,958,599
End of year	$1,265,396,141	$1,084,474,151
Undistributed net investment income	$4,358,527	$4,989,800

See Notes to Financial Statements.
20

Financial Highlights

	Class A Shares				12/19/2001(a)
	Year Ended 11/30				to
	2006	2005	2004	2003	11/30/2002
Per Share Operating Performance
Net asset value, beginning of period	$12.44	$12.12	$10.29	$9.45	$10.00
Unrealized appreciation on investments					.01
Net asset value on SEC Effective Date					$10.01
Investment operations:
Net investment income(b)	.33	.31	.32	.31	.29
Net realized and unrealized gain (loss)	1.29	.43	1.74	.79	(.80)
Total from investment operations	1.62	.74	2.06	1.10	(.51)
Distributions to shareholders from:
Net investment income	(.36)	(.35)	(.23)	(.26)	(.05)
Net realized gain	(.14)	(.07)	–	–	–
Total distributions	(.50)	(.42)	(.23)	(.26)	(.05)
Net asset value, end of period	$13.56	$12.44	$12.12	$10.29	$9.45
Total Return(c)					.10	%(d)(e)
Total Return(c)	13.42%	6.27%	20.29%	11.97%	(5.10	)%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.33%	1.33%	1.35%	1.35%	1.29	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.33%	1.33%	1.35%	1.35%	1.29	%(d)
Expenses, excluding expense reductions and expenses assumed	1.33%	1.34%	1.35%	1.46%	2.25	%(d)
Net investment income	2.60%	2.51%	2.84%	3.24%	2.99	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,111,167	$944,488	$439,703	$128,030	$21,467
Portfolio turnover rate	43.85%	31.65%	21.81%	28.71%	33.71	%(d)

See Notes to Financial Statements.
21

Financial Highlights (continued)

	Class B Shares				12/19/2001(a)
	Year Ended 11/30				to
	2006	2005	2004	2003	11/30/2002
Per Share Operating Performance
Net asset value, beginning of period	$12.36	$12.03	$10.23	$9.40	$10.00
Unrealized appreciation on investments					.01
Net asset value on SEC Effective Date					$10.01
Investment operations:
Net investment income(b)	.24	.23	.25	.25	.24
Net realized and unrealized gain (loss)	1.28	.43	1.72	.79	(.81)
Total from investment operations	1.52	.66	1.97	1.04	(.57)
Distributions to shareholders from:
Net investment income	(.28)	(.26)	(.17)	(.21)	(.04)
Net realized gain	(.14)	(.07)	–	–	–
Total distributions	(.42)	(.33)	(.17)	(.21)	(.04)
Net asset value, end of period	$13.46	$12.36	$12.03	$10.23	$9.40
Total Return(c)					.10	%(d)(e)
Total Return(c)	12.62%	5.66%	19.50%	11.35%	(5.69	)%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.98%	1.98%	1.99%	1.99%	1.85	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.98%	1.98%	1.99%	1.99%	1.85	%(d)
Expenses, excluding expense reductions and expenses assumed	1.98%	1.98%	1.99%	2.10%	2.81	%(d)
Net investment income	1.95%	1.86%	2.20%	2.60%	2.43	%(d)
Supplemental Data:
Net assets, end of period (000)	$64,045	$58,380	$27,634	$9,398	$2,283
Portfolio turnover rate	43.85%	31.65%	21.81%	28.71%	33.71	%(d)

See Notes to Financial Statements.
22

Financial Highlights (continued)

	Class C Shares				12/19/2001(a)
	Year Ended 11/30				to
	2006	2005	2004	2003	11/30/2002
Per Share Operating Performance
Net asset value, beginning of period	$12.37	$12.05	$10.25	$9.41	$10.00
Unrealized appreciation on investments					.01
Net asset value on SEC Effective Date					$10.01
Investment operations:
Net investment income(b)	.24	.23	.25	.24	.24
Net realized and unrealized gain (loss)	1.28	.43	1.73	.80	(.79)
Total from investment operations	1.52	.66	1.98	1.04	(.55)
Distributions to shareholders from:
Net investment income	(.27)	(.27)	(.18)	(.20)	(.05)
Net realized gain	(.14)	(.07)	–	–	–
Total distributions	(.41)	(.34)	(.18)	(.20)	(.05)
Net asset value, end of period	$13.48	$12.37	$12.05	$10.25	$9.41
Total Return(c)					.10	%(d)(e)
Total Return(c)	12.68%	5.62%	19.50%	11.27%	(5.54	)%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.98%	1.98%	1.99%	1.99%	1.85	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.98%	1.98%	1.99%	1.99%	1.85	%(d)
Expenses, excluding expense reductions and expenses assumed	1.98%	1.98%	1.99%	2.10%	2.81	%(d)
Net investment income	1.95%	1.86%	2.20%	2.60%	2.43	%(d)
Supplemental Data:
Net assets, end of period (000)	$77,477	$77,374	$28,696	$5,902	$2,538
Portfolio turnover rate	43.85%	31.65%	21.81%	28.71%	33.71	%(d)

See Notes to Financial Statements.
23

Financial Highlights (continued)

	Class P Shares				12/19/2001(a)
	Year Ended 11/30				to
	2006	2005	2004	2003	11/30/2002
Per Share Operating Performance
Net asset value, beginning of period	$12.47	$12.15	$10.31	$9.45	$10.00
Unrealized appreciation on investments					.01
Net asset value on SEC Effective Date					$10.01
Investment operations:
Net investment income(b)	.32	.30	.31	.31	.28
Net realized and unrealized gain (loss)	1.29	.43	1.75	.80	(.80)
Total from investment operations	1.61	.73	2.06	1.11	(.52)
Distributions to shareholders from:
Net investment income	(.35)	(.34)	(.22)	(.25)	(.04)
Net realized gain	(.14)	(.07)	–	–	–
Total distributions	(.49)	(.41)	(.22)	(.25)	(.04)
Net asset value, end of period	$13.59	$12.47	$12.15	$10.31	$9.45
Total Return(c)					.10	%(d)(e)
Total Return(c)	13.31%	6.17%	20.21%	12.03%	(5.20	)%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.43%	1.43%	1.44%	1.44%	1.35	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.43%	1.43%	1.44%	1.44%	1.35	%(d)
Expenses, excluding expense reductions and expenses assumed	1.43%	1.44%	1.44%	1.55%	2.31	%(d)
Net investment income	2.50%	2.42%	2.75%	3.15%	2.93	%(d)
Supplemental Data:
Net assets, end of period (000)	$2,365	$1,337	$286	$1	$1
Portfolio turnover rate	43.85%	31.65%	21.81%	28.71%	33.71	%(d)

See Notes to Financial Statements.
24

Financial Highlights (concluded)

	Class Y Shares					12/19/2001(a)
	Year Ended 11/30					to
	2006	2005	2004	2003		11/30/2002
Per Share Operating Performance
Net asset value, beginning of period	$12.50	$12.18	$10.33	$9.47		$10.00
Unrealized appreciation on investments						.01
Net asset value on SEC Effective Date						$10.01
Investment operations:
Net investment income(b)	.37	.35	.45	.34		.32
Net realized and unrealized gain (loss)	1.29	.44	1.66	.80		(.80)
Total from investment operations	1.66	.79	2.11	1.14		(.48)
Distributions to shareholders from:
Net investment income	(.40)	(.40)	(.26)	(.28)		(.06)
Net realized gain	(.14)	(.07)	–	–		–
Total distributions	(.54)	(.47)	(.26)	(.28)		(.06)
Net asset value, end of period	$13.62	$12.50	$12.18	$10.33		$9.47
Total Return(c)						.10	%(d)(e)
Total Return(c)	13.75%	6.64%	20.72%	12.47%		(4.83	)%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.98%	.99%	1.09%	.99	%†	.93	%(d)
Expenses, excluding expense reductions and including expenses assumed	.98%	.99%	1.09%	.99	%†	.93	%(d)
Expenses, excluding expense reductions and expenses assumed	.98%	.99%	1.09%	1.10	%†	1.89	%(d)
Net investment income	2.95%	2.89%	3.74%	3.60	%†	3.35	%(d)
Supplemental Data:
Net assets, end of period (000)	$10,342	$2,897	$640	$1		$1
Portfolio turnover rate	43.85%	31.65%	21.81%	28.71%		33.71	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations was 12/19/2001; SEC effective date and date shares first became available to the public was 12/27/2001.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/19/2001 through 12/26/2001.

(f) Total return for the period 12/27/2001 through 11/30/2002.

See Notes to Financial Statements.
25

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its respective classes—Lord Abbett America's Value Fund (the "Fund").

The Fund's investment objective is to seek current income and capital appreciation. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

26

Notes to Financial Statements (continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro-rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)  When-Issued Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and

27

Notes to Financial Statements (continued)

other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the fiscal year ended November 30, 2006, the effective management fee paid to Lord Abbett was at a rate of .74% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Income Strategy Fund of Lord Abbett Investment Trust (the "Income Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Income Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Statement of Operations and Payable to affiliate on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees	Class A		Class B	Class C	Class P
Service	.25%		.25%	.25%	.20%
Distribution	.10	%(1)	.75%	.75%	.25%

(1) The amount of CDSC collected by the Fund during the fiscal year ended November 30, 2006 was $12,498.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2006:

Distributor Commissions	Dealers' Concessions
$1,121,763	$5,804,626

Distributor received CDSCs of $3,568 and $10,866 for Class A and Class C shares, respectively, for the year ended November 30, 2006.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

28

Notes to Financial Statements (continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return on capital.

On December 11, 2006, a net investment income distribution of approximately $7,546,000, a short-term capital gain distribution of approximately $7,748,000 and a long-term capital gain distribution of approximately $31,375,000 were declared by the Fund. The distributions were paid on December 15, 2006 to shareholders of record on December 14, 2006.

The tax character of distributions paid during the fiscal years ended November 30, 2006 and 2005 are as follows:

	11/30/2006	11/30/2005
Distributions paid from:
Ordinary income	$36,915,035	$21,762,217
Net long-term capital gains	6,788,871	1,864,564
Total distributions paid	$43,703,906	$23,626,781

As of November 30, 2006, the components of accumulated earnings on a tax-basis are as follows:

Undistributed ordinary income – net	$12,622,267
Undistributed long-term capital gains	31,370,206
Total undistributed earnings	$43,992,473
Temporary differences	(84,268)
Unrealized gains - net	143,771,516
Total accumulated earnings - net	$187,679,721

Certain losses incurred after October 31 ("Post-October Losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net ordinary losses of $23,646 during fiscal 2006.

As of November 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$1,122,869,113
Gross unrealized gain	151,461,887
Gross unrealized loss	(7,694,415)
Net unrealized security gain	$143,767,472

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of amortization and other temporary tax adjustments.

29

Notes to Financial Statements (continued)

Permanent items identified during the year ended November 30, 2006, have been reclassified among the components of net assets based on their tax-basis treatment as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain
$1,785,487	$(1,785,487)

The permanent difference is primarily attributable to the tax treatment of amortization, investments of certain securities and paydown gains and losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2006 are as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$55,661,357	$540,498,619	$57,501,578	$437,913,742

* Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Fund's transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of November 30, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended November 30, 2006.

30

Notes to Financial Statements (continued)

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities, which present increased market, liquidity, currency, political and other risks.

These factors can affect the Fund's performance.

31

Notes to Financial Statements (concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	16,917,679	$212,134,245	43,791,945	$532,741,256
Reinvestment of distributions	3,071,032	38,091,509	1,702,370	20,618,748
Shares reacquired	(13,933,108)	(174,694,925)	(5,875,391)	(71,789,401)
Increase	6,055,603	$75,530,829	39,618,924	$481,570,603
Class B Shares
Shares sold	855,487	$10,654,098	2,829,339	$34,180,396
Reinvestment of distributions	146,558	1,806,383	78,218	941,684
Shares reacquired	(967,752)	(12,006,140)	(480,386)	(5,797,872)
Increase	34,293	$454,341	2,427,171	$29,324,208
Class C Shares
Shares sold	961,084	$11,982,082	4,417,206	$53,369,060
Reinvestment of distributions	153,465	1,892,955	80,272	968,185
Shares reacquired	(1,620,075)	(20,168,558)	(624,785)	(7,590,232)
Increase (decrease)	(505,526)	$(6,293,521)	3,872,693	$46,747,013
Class P Shares
Shares sold	78,789	$987,312	96,441	$1,171,661
Reinvestment of distributions	4,983	62,047	1,843	22,410
Shares reacquired	(16,918)	(212,223)	(14,624)	(177,289)
Increase	66,854	$837,136	83,660	$1,016,782
Class Y Shares
Shares sold	524,128	$6,599,724	183,275	$2,262,071
Reinvestment of distributions	18,514	231,225	2,958	35,998
Shares reacquired	(15,210)	(192,079)	(7,085)	(86,224)
Increase	527,432	$6,638,870	179,148	$2,211,845

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No.157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

32

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Lord Abbett Research Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Research Fund, Inc. – Lord Abbett America's Value Fund (the "Fund") as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc. – Lord Abbett America's Value Fund as of November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 26, 2007

33

Basic Information About Management

The Board of Directors (the "Board") is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Funds' investment adviser.

Interested Directors

The following Directors are Partners of Lord Abbett and are "interested persons" of the Funds as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director and Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Directors

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996	Managing General Partner, Bigelow Media, LLC
		(since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).	Currently serves as director of Adelphia Communications, Inc.; Crane Co.; and Huttig Building Products Inc.

34

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (U.S.) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1992	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

35

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Funds. All the officers of the Funds may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Robert P. Fetch (1953)	Executive Vice President	Elected in 1997	Partner and Senior Investment Manager, joined Lord Abbett in 1995.

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2005	Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990.

Frederick Ruvkun (1957)	Executive Vice President	Elected in 2006	Investment Manager, joined Lord Abbett in 2006; formerly served as Managing Director and Leader of the Small Cap Growth Team and a Portfolio Manager of SMID Cap Growth Assets at J & W Seligman & Company.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2001	Partner and Investment Manager, joined Lord Abbett in 1987.

Edward K. von der Linde (1960)	Executive Vice President	Elected in 2001	Partner and Investment Manager, joined Lord Abbett in 1988.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Evan B. Carpenter (1972)	Vice President	Elected in 2006	Research Analyst, joined Lord Abbett in 2003; prior thereto he served as an Equity Research Analyst at Gabelli Asset Management (2000-2003).

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003).

36

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Robert G. Morris (1944)	Vice President	Elected in 1996	Partner and Chief Investment Officer, joined Lord Abbett in 1991.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Paul J. Volovich (1973)	Vice President	Elected in 2004	Investment Manager, joined Lord Abbett in 1997.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC (2000-2003).

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Funds' Directors. It is available free upon request.

37

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12 month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information
59.49% of the ordinary income distribution paid by the Fund during the fiscal year ended November 30, 2006 is qualified dividend income. For corporate shareholders, only 58.10% of the Fund's ordinary income distribution qualified for the dividends received deduction.
Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2006, $6,788,871 represents long-term capital gains.

38

Lord Abbett Research Fund, Inc.

Lord Abbett America's Value Fund

LAAMF-2-1106
(01/07)

This report when not used for the general
information of shareholders of the fund, is to
be distributed only if preceded or accompanied
by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

LORD ABBETT

2006

Annual

Report

Lord Abbett
Growth Opportunities Fund

For the fiscal year ended November 30, 2006

Lord Abbett Research Fund

Lord Abbett Growth Opportunities Fund

Annual Report

For the fiscal year ended November 30, 2006

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Growth Opportunities Fund's performance for the fiscal year ended November 30, 2006. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions during the fiscal year ended November 30, 2006?

A: The stock market gained approximately 14% (including dividends) in the fiscal year ended November 30, 2006 (as measured by the broad S&P Composite 1500® Index1). After beginning the fiscal year with positive momentum, the market entered a period of consolidation in May. The spring sell-off persisted until mid-July. During the market correction, small caps (as measured by the S&P SmallCap 600® Index2) fell more than twice (in percentage terms) as much as large caps. Once positive momentum returned, large capitalized companies led the market higher. For the fiscal year, the S&P 100® Index,3 comprised of large cap stocks, finished up about 15% (on a total return basis), while the small cap index matched the broad market with a gain of roughly 14%. Mid-capitalized companies (as measured by the S&P MidCap 400® Index4) trailed, on average, but still managed to register a total return of near 12% over the period.

Sector leadership rotated much like the preference for capitalization did. Between December 2005 and August 2006, the price of crude oil rose approximately 34% (from about $57 per barrel to approximately $77),

1

pushing energy stock prices higher. With inventories of petroleum plentiful, the price of crude oil began to slide in August. The $0.80 per gallon decline in the cost of gasoline fueled a late-year rally in consumer discretionary stocks. In addition, the lagging technology sector rallied in the final three months of the fiscal year. Defensive sectors such as consumer staples and health care lagged behind the broader market in the final months of the fiscal year.

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 800-821-5129 or referring to our Website at www.lordabbett.com.

Q: How did the Growth Opportunities Fund perform during the fiscal year ended November 30, 2006?

A: The Fund returned 7.4%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell Midcap® Growth Index,5 which returned 12.9% over the same period. The Fund's average annual total returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are: 1 year: 1.18%, 5 years: 4.14%, and 10 years: 8.88%.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements the Fund's returns would have been lower.

Q: What were the most significant factors affecting performance?

A: The most significant detractor from the Fund's performance relative to its benchmark for the 12-month period was the healthcare sector. Two other sectors that hurt performance were the technology sector and the auto and transportation sector.

Among the individual healthcare holdings that took away from the Fund's performance were UnitedHealth Group Inc., (the Fund's number-one detractor), a manager of organized health systems, and Omnicare, Inc., a provider of professional pharmacy, related consulting, and data management services.

Other individual holdings that detracted from performance were technology company Tellabs, Inc., a provider of voice, data, and video transport and network access systems; materials holding Hexcel Corp., a developer of reinforcement products, composite materials, and engineered products; and consumer discretionary holding Tractor Supply Co., an operator of a retail farm store chain.

The greatest contributor to the Fund's performance relative to its benchmark was the other energy sector. (This sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners.) In addition, also contributing to the Fund's performance were the financial services sector and the producer durables sector. (This sector includes capital goods and industrials.)

Among the individual holdings that contributed to performance were MasterCard Inc. (the Fund's number-one contributor), a provider of transaction processing and related services for credit and debit cards, electronic cash, automated teller machines, and travelers checks; Alliance Data Systems Corp., a provider of transaction services, credit services, and marketing services to retail companies; and Intercontinental Exchange Inc., an operator of an electronic commodities trading platform.

Two other holdings that helped Fund performance were technology holding Akamai Technologies, Inc., a provider of

2

Internet content delivery services, and consumer discretionary holding Rogers Communications, Inc., a provider of cell-phone and cable television services.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC (24th month if shares were purchased prior to November 1, 2004). Please see section "Your Investment—Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 800-874-3733 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1 The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2 The S&P SmallCap 600® Index is a widely accepted benchmark owing to its low turnover and greater liquidity.

3 The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

4 The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

5 The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price to book ratios and higher forecasted growth values. The stocks also are members of the Russell 1000® Growth Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

The views of the Fund's management and the portfolio holdings described in this report are as of November 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Performance: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

3

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell Midcap® Growth Index and the S&P MidCap 400/Citigroup Growth Index1, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2006

	1 Year	5 Years	10 Years	Life of Class
Class A4	1.18%	4.14%	8.88%	—
Class B5	2.66%	4.56%	—	9.56%
Class C6	6.66%	4.73%	—	9.18%
Class P7	7.24%	5.31%	—	0.88%
Class Y8	7.73%	5.71%	—	7.96%

1 The S&P MidCap 400/Citigroup Growth Index was formerly named S&P MidCap 400/Barra Growth Index, which recently experienced some adjustments in the methodology used for performance reporting purposes.

2 Reflects the deduction of the maximum initial sales charge of 5.75%.

3 Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance.

4 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2006, is calculated using the SEC-required uniform method to compute such return.

5 Class B shares commenced operations on October 16, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

6 Class C shares commenced operations on October 19, 1998. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

7 Class P shares commenced operations on August 15, 2000. Performance is at net asset value.

8 Class Y shares commenced operations on December 9, 1998. Performance is at net asset value.

4

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 through November 30, 2006).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/06 – 11/30/06" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/06	11/30/06	6/1/06 – 11/30/06
Class A
Actual	$1,000.00	$1,073.50	$8.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.29	$7.84
Class B
Actual	$1,000.00	$1,066.60	$11.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.03	$11.11
Class C
Actual	$1,000.00	$1,066.60	$11.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.03	$11.11
Class P
Actual	$1,000.00	$1,072.40	$8.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.79	$8.34
Class Y
Actual	$1,000.00	$1,077.30	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.06	$6.07

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.55% for Class A, 2.20% for Classes B and C, 1.65% for Class P and 1.20% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2006

Sector*	%**
Auto & Transportation	1.53%
Consumer Discretionary	26.63%
Consumer Staples	1.78%
Financial Services	11.34%
Healthcare	16.52%
Materials & Processing	4.46%
Other	1.83%
Other Energy	6.81%
Producer Durables	5.73%
Technology	17.49%
Utilities	1.45%
Short-Term Investment	4.43%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

6

Schedule of Investments

November 30, 2006

Investments	Shares	Value (000)
COMMON STOCKS 95.80%
Advertising Agency 2.45%
Lamar Advertising Co.*	337,600	$20,374
Aerospace 1.58%
Rockwell Collins, Inc.	217,800	13,140
Agriculture, Fishing & Ranching 1.62%
Monsanto Co.	280,500	13,484
Air Transportation 0.56%
Expeditors Int'l. of Washington, Inc.	102,500	4,637
Banks 1.98%
Lazard Ltd. Class A (Bermuda)(a)	156,500	7,108
Northern Trust Corp.	164,500	9,370
Total		16,478
Biotechnology Research & Production 3.55%
Alexion Pharmaceuticals, Inc.*	163,870	7,092
Celgene Corp.*	105,400	5,874
Cephalon, Inc.*	146,600	10,975
Human Genome Sciences, Inc.*	443,698	5,555
Total		29,496
Casinos & Gambling 2.62%
International Game Technology	312,900	13,699
WMS Industries, Inc.*	232,700	8,093
Total		21,792
Chemicals 1.04%
Ecolab, Inc.	194,600	8,630
Communications Technology 2.52%
Atheros Communications, Inc.*	177,300	4,032
Harris Corp.	158,800	6,687

Investments	Shares	Value (000)
WebEx Communications, Inc.*	284,300	$10,206
Total		20,925
Computer Services, Software & Systems 7.11%
Akamai Technologies, Inc.*	270,800	13,234
Citrix Systems, Inc.*	128,100	3,682
Cognizant Technology Solutions Corp.*	108,200	8,825
Equinix, Inc.*	153,700	11,730
F5 Networks Inc.*	140,900	10,541
Informatica Corp.*	194,950	2,349
QLogic Corp.*	388,200	8,637
Total		58,998
Computer Technology 2.80%
Network Appliance, Inc.*	329,800	12,932
NVIDIA Corp.*	278,300	10,294
Total		23,226
Consumer Electronics 2.98%
Activision, Inc.*	478,700	8,162
Electronic Arts, Inc.*	146,400	8,176
THQ Inc.*	258,000	8,398
Total		24,736
Cosmetics 0.34%
Bare Escentuals, Inc.*	94,500	2,825
Diversified Production 2.49%
Danaher Corp.	137,300	10,039
Dover Corp.	211,700	10,649
Total		20,688
Drug & Grocery Store Chains 0.74%
Safeway, Inc.	199,700	6,153
Drugs & Pharmaceuticals 2.79%
Medicines Co. (The)*	168,700	4,816
Medicis Pharmaceuticals Corp.	218,700	8,066

See Notes to Financial Statements.
7

Schedule of Investments (continued)

November 30, 2006

Investments	Shares	Value (000)
Shire Pharmaceuticals Group plc ADR	169,400	$10,266
Total		23,148
Education Services 1.47%
ITT Educational Services, Inc.*	177,500	12,171
Electronics 1.54%
Amphenol Corp.	122,100	8,319
Daktronics, Inc.	124,000	4,486
Total		12,805
Electronics:
Semi-Conductors/Components 3.57%
Freescale Semiconductor, Inc.*	345,700	13,797
MEMC Electronic Materials, Inc.*	160,900	6,404
Xilinx, Inc.	351,000	9,406
Total		29,607
Entertainment 0.80%
Dreamworks Animation SKG, Inc.*	225,900	6,603
Finance Companies 0.75%
International Securities Exchange Holdings, Inc.	117,400	6,243
Financial Data Processing Services & Systems 3.45%
Alliance Data Systems Corp.*	248,600	16,087
Fiserv, Inc.*	131,100	6,701
Mastercard, Inc. Class A	57,212	5,821
Total		28,609
Financial Information Services 1.00%
Factset Research Systems, Inc.	156,800	8,292

Investments	Shares	Value (000)
Financial Services 0.69%
KBW Inc.*	194,900	$5,190
Nymex Holdings Inc.*	4,929	570
Total		5,760
Healthcare Facilities 0.90%
ICON plc ADR*	201,020	7,474
Healthcare Management Services 0.53%
Pediatrix Medical Group Inc.*	91,300	4,396
Hotel/Motel 3.51%
Hilton Hotels Corp.	227,200	7,459
Starwood Hotels & Resorts Worldwide, Inc.	134,600	8,637
Wynn Resorts Ltd.	148,500	13,046
Total		29,142
Leisure Time 0.78%
Penn National Gaming, Inc.*	176,200	6,514
Machinery: Oil Well Equipment & Services 3.71%
Cameron Int'l. Corp.*	205,500	11,163
Dril-Quip, Inc.*	176,400	7,467
National-Oilwell Varco Inc.*	69,800	4,642
Smith Int'l., Inc.	177,000	7,498
Total		30,770
Medical & Dental Instruments & Supplies 7.78%
Beckman Coulter, Inc.	159,200	9,449
DENTSPLY International Inc.	290,400	9,272
Edwards Lifesciences Corp.*	140,400	6,436
Henry Schein, Inc.*	299,900	15,454
Mentor Corp.	173,600	8,671
Thermo Electron Corp.*	348,600	15,279
Total		64,561

See Notes to Financial Statements.
8

Schedule of Investments (continued)

November 30, 2006

Investments	Shares	Value (000)
Medical Services 1.01%
Covance Inc.*	139,500	$8,352
Metal Fabricating 1.80%
Precision Castparts Corp.	198,400	14,971
Miscellaneous: Producer Durables 0.66%
BE Aerospace, Inc.*	208,300	5,460
Multi-Sector Companies 1.83%
Textron, Inc.	156,300	15,231
Oil: Crude Producers 3.11%
Cabot Oil & Gas Corp.	201,800	12,538
Range Resources Corp.	426,300	13,253
Total		25,791
Radio & TV Broadcasters 1.80%
Rogers Communications, Inc. Class B (Canada)(a)	243,500	14,905
Real Estate Investment Trusts 0.44%
Douglas Emmett, Inc.*	138,600	3,645
Restaurants 0.49%
P.F. Chang's China Bistro, Inc.*	112,700	4,068
Retail 5.25%
American Eagle Outfitters, Inc.	88,900	4,017
Dick's Sporting Goods, Inc.*	183,900	9,864
Family Dollar Stores, Inc.	219,000	6,108
J.C. Penney Co., Inc.	101,400	7,842
Nordstrom, Inc.	94,000	4,608
O'Reilly Automotive, Inc.*	191,167	6,054
Tween Brands, Inc.*	120,689	5,059
Total		43,552
Savings & Loan 1.19%
Hudson City Bancorp, Inc.	743,600	9,868

Investments	Shares	Value (000)
Securities Brokerage & Services 1.87%
IntercontinentalExchange Inc.*	107,400	$10,552
Investment Technology Group*	132,100	4,954
Total		15,506
Services: Commercial 1.80%
Corrections Corp. of America*	178,650	8,120
Monster Worldwide, Inc.*	156,600	6,835
Total		14,955
Shipping 0.39%
UTi Worldwide, Inc. (United Kingdom)(a)	109,700	3,269
Soaps & Household Chemicals 1.04%
Church & Dwight Co., Inc.	206,100	8,638
Telecommunications Equipment 1.01%
American Tower Corp.*	221,300	8,381
Textiles Apparel Manufacturers 1.33%
Coach, Inc.*	255,600	11,044
Toys 1.08%
Marvel Entertainment, Inc.*	318,000	8,936
Truckers 0.58%
Landstar System, Inc.	106,918	4,816
Utilities: Gas Pipelines 0.01%
Dynegy Inc. Class A*	9,281	63
Utilities: Telecommunications 1.46%
NII Holdings, Inc.*	128,900	8,370
Time-Warner Telecommunications, Inc.*	204,400	3,728
Total		12,098
Total Common Stocks (cost $689,303,963)		795,226

See Notes to Financial Statements.
9

Schedule of Investments (concluded)

November 30, 2006

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.44%
Repurchase Agreement
Repurchase Agreement dated 11/30/2006, 4.65% due 12/1/2006 with State Street Bank & Trust Co. collateralized by $25,485,000 of Federal Home Loan Bank at 5.25% and 5.375% due 4/15/2016 and 9/9/2016 and $11,130,000 of Federal Home Loan Mortgage Corp. at 5.80% due 11/28/2014; value: $37,621,106; proceeds: $36,885,582 (cost $36,880,818)	$36,881	$36,881
Total Investments in Securities 100.24% (cost $726,184,781)		832,107
Liabilities in Excess of Other Assets (0.24%)		(1,961)
Net Assets 100.00%		$830,146

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

  ADR  American Depositary Receipt.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

November 30, 2006

ASSETS:
Investments in securities, at value (cost $726,184,781)	$832,106,910
Receivables:
Investment securities sold	3,445,151
Interest and dividends	1,124,334
Capital shares sold	762,432
From advisor (See Note 3)	13,474
Prepaid expenses and other assets	265,444
Total assets	837,717,745
LIABILITIES:
Payables:
Investment securities purchased	4,636,570
Capital shares reacquired	1,307,033
Management fee	536,893
12b-1 distribution fees	323,856
Directors' fees	56,245
Fund administration	26,960
To affiliates (See Note 3)	559
Accrued expenses and other liabilities	683,586
Total liabilities	7,571,702
NET ASSETS	$830,146,043
COMPOSITION OF NET ASSETS:
Paid-in capital	$647,053,608
Accumulated net investment loss	(610,990)
Accumulated net realized gain on investments and foreign currency related transactions	77,781,296
Net unrealized appreciation on investments	105,922,129
Net Assets	$830,146,043
Net assets by class:
Class A Shares	$614,432,936
Class B Shares	$100,741,462
Class C Shares	$79,485,188
Class P Shares	$15,855,575
Class Y Shares	$19,630,882
Outstanding shares by class:
Class A Shares (50 million shares of common stock authorized, $.001 par value)	27,902,248
Class B Shares (30 million shares of common stock authorized, $.001 par value)	4,811,157
Class C Shares (20 million shares of common stock authorized, $.001 par value)	3,797,097
Class P Shares (20 million shares of common stock authorized, $.001 par value)	719,986
Class Y Shares (30 million shares of common stock authorized, $.001 par value)	870,595
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$22.02
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$23.36
Class B Shares-Net asset value	$20.94
Class C Shares-Net asset value	$20.93
Class P Shares-Net asset value	$22.02
Class Y Shares-Net asset value	$22.55

See Notes to Financial Statements.
11

Statement of Operations

For the Year Ended November 30, 2006

Investment income:
Dividends (net of foreign withholding taxes of $2,490)	$4,747,123
Interest	2,527,481
Total investment income	7,274,604
Expenses:
Management fee	6,861,195
12b-1 distribution plan-Class A	2,238,916
12b-1 distribution plan-Class B	1,052,698
12b-1 distribution plan-Class C	822,971
12b-1 distribution plan-Class P	72,240
Shareholder servicing	2,636,251
Fund administration	343,060
Reports to shareholders	259,692
Registration	133,337
Custody	63,454
Professional	47,286
Directors' fees	29,657
Subsidy (See Note 3)	23,633
Other	20,508
Gross expenses	14,604,898
Expense reductions (See Note 7)	(24,845)
Expenses assumed by advisor (See Note 3)	(141,629)
Net expenses	14,438,424
Net investment loss	(7,163,820)
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	71,897,230
Net change in unrealized depreciation on investments	(8,057,753)
Net realized and unrealized gain	63,839,477
Net Increase in Net Assets Resulting From Operations	$56,675,657

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2006	For the Year Ended November 30, 2005
Operations:
Net investment loss	$(7,163,820)	$(9,117,725)
Net realized gain on investments and foreign currency related transactions	71,897,230	86,614,819
Net change in unrealized appreciation (depreciation) on investments	(8,057,753)	782,332
Net increase in net assets resulting from operations	56,675,657	78,279,426
Distributions to shareholders from:
Net realized gain
Class A	(19,486,802)	–
Class B	(3,418,682)	–
Class C	(2,662,857)	–
Class P	(542,311)	–
Class Y	(275,140)	–
Total distributions to shareholders	(26,385,792)	–
Capital share transactions (See Note 11):
Net proceeds from sales of shares	140,661,387	154,082,808
Reinvestment of distributions	24,709,953	–
Cost of shares reacquired	(216,160,088)	(184,595,168)
Net decrease in net assets resulting from capital share transactions	(50,788,748)	(30,512,360)
Net increase (decrease) in net assets	(20,498,883)	47,767,066
NET ASSETS:
Beginning of year	$850,644,926	$802,877,860
End of year	$830,146,043	$850,644,926
Accumulated net investment loss	$(610,990)	$(1,379,502)

See Notes to Financial Statements.
13

Financial Highlights

	Class A Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$21.15	$19.21	$17.88	$14.42	$17.47
Investment operations:
Net investment loss(a)	(.15)	(.19)	(.23)	(.24)	(.23)
Net realized and unrealized gain (loss)	1.67	2.13	1.56	3.70	(2.82)
Total from investment operations	1.52	1.94	1.33	3.46	(3.05)
Distributions to shareholders from:
Net realized gain	(.65)	–	–	–	–
Net asset value, end of year	$22.02	$21.15	$19.21	$17.88	$14.42
Total Return(b)	7.35%	10.10%	7.44%	23.99%	(17.46)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.54%	1.55%	1.73%	1.85%	1.80%
Expenses, excluding expense reductions and including expenses assumed	1.54%	1.55%	1.73%	1.85%	1.80%
Expenses, excluding expense reductions and expenses assumed	1.56%	1.59%	1.73%	1.85%	1.80%
Net investment loss	(.70)%	(.96)%	(1.27)%	(1.53)%	(1.48)%
Supplemental Data:
Net assets, end of year (000)	$614,433	$634,059	$594,524	$430,991	$250,380
Portfolio turnover rate	159.86%	97.35%	90.23%	78.58%	97.63%

See Notes to Financial Statements.
14

Financial Highlights (continued)

	Class B Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$20.27	$18.53	$17.35	$14.08	$17.16
Investment operations:
Net investment loss(a)	(.27)	(.31)	(.33)	(.32)	(.32)
Net realized and unrealized gain (loss)	1.59	2.05	1.51	3.59	(2.76)
Total from investment operations	1.32	1.74	1.18	3.27	(3.08)
Distributions to shareholders from:
Net realized gain	(.65)	–	–	–	–
Net asset value, end of year	$20.94	$20.27	$18.53	$17.35	$14.08
Total Return(b)	6.66%	9.39%	6.80%	23.22%	(17.95)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	2.19%	2.20%	2.30%	2.44%	2.43%
Expenses, excluding expense reductions and including expenses assumed	2.19%	2.20%	2.30%	2.44%	2.43%
Expenses, excluding expense reductions and expenses assumed	2.21%	2.23%	2.30%	2.44%	2.43%
Net investment loss	(1.35)%	(1.61)%	(1.84)%	(2.12)%	(2.10)%
Supplemental Data:
Net assets, end of year (000)	$100,741	$106,809	$104,282	$94,561	$66,623
Portfolio turnover rate	159.86%	97.35%	90.23%	78.58%	97.63%

See Notes to Financial Statements.
15

Financial Highlights (continued)

	Class C Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$20.26	$18.53	$17.34	$14.08	$17.15
Investment operations:
Net investment loss(a)	(.27)	(.31)	(.33)	(.32)	(.32)
Net realized and unrealized gain (loss)	1.59	2.04	1.52	3.58	(2.75)
Total from investment operations	1.32	1.73	1.19	3.26	(3.07)
Distributions to shareholders from:
Net realized gain	(.65)	–	–	–	–
Net asset value, end of year	$20.93	$20.26	$18.53	$17.34	$14.08
Total Return(b)	6.66%	9.34%	6.86%	23.15%	(17.90)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	2.19%	2.20%	2.30%	2.44%	2.42%
Expenses, excluding expense reductions and including expenses assumed	2.19%	2.20%	2.30%	2.44%	2.42%
Expenses, excluding expense reductions and expenses assumed	2.21%	2.23%	2.30%	2.44%	2.42%
Net investment loss	(1.35)%	(1.61)%	(1.84)%	(2.12)%	(2.09)%
Supplemental Data:
Net assets, end of year (000)	$79,485	$83,339	$85,666	$79,415	$55,115
Portfolio turnover rate	159.86%	97.35%	90.23%	78.58%	97.63%

See Notes to Financial Statements.
16

Financial Highlights (continued)

	Class P Shares
	Year Ended 11/30
	2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$21.17	$19.25	$17.92	$14.47	$17.53
Investment operations:
Net investment loss(a)	(.17)	(.21)	(.24)	(.25)	(.24)
Net realized and unrealized gain (loss)	1.67	2.13	1.57	3.70	(2.82)
Total from investment operations	1.50	1.92	1.33	3.45	(3.06)
Distributions to shareholders from:
Net realized gain	(.65)	–	–	–	–
Net asset value, end of year	$22.02	$21.17	$19.25	$17.92	$14.47
Total Return(b)	7.24%	9.97%	7.42%	23.84%	(17.46)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.64%	1.65%	1.77%	1.89%	1.88%
Expenses, excluding expense reductions and including expenses assumed	1.64%	1.65%	1.77%	1.89%	1.88%
Expenses, excluding expense reductions and expenses assumed	1.66%	1.68%	1.77%	1.89%	1.88%
Net investment loss	(.79)%	(1.05)%	(1.31)%	(1.57)%	(1.55)%
Supplemental Data:
Net assets, end of year (000)	$15,856	$17,536	$12,094	$6,310	$1,620
Portfolio turnover rate	159.86%	97.35%	90.23%	78.58%	97.63%

See Notes to Financial Statements.
17

Financial Highlights (concluded)

	Class Y Shares
	Year Ended 11/30
	2006	2005	2004	2003		2002
Per Share Operating Performance
Net asset value, beginning of year	$21.57	$19.52	$18.09	$14.56		$17.60
Investment operations:
Net investment loss(a)	(.07)	(.12)	(.15)	(.20)		(.19)
Net realized and unrealized gain (loss)	1.70	2.17	1.58	3.73		(2.85)
Total from investment operations	1.63	2.05	1.43	3.53		(3.04)
Distributions to shareholders from:
Net realized gain	(.65)	–	–	–		–
Net asset value, end of year	$22.55	$21.57	$19.52	$18.09		$14.56
Total Return(b)	7.73%	10.50%	7.90%	24.24%		(17.27)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.19%	1.20%	1.37%	1.44	%†	1.43%
Expenses, excluding expense reductions and including expenses assumed	1.19%	1.20%	1.37%	1.44	%†	1.43%
Expenses, excluding expense reductions and expenses assumed	1.22%	1.23%	1.37%	1.44	%†	1.43%
Net investment loss	(.32)%	(.60)%	(.80)%	(1.12	)%†	(1.10)%
Supplemental Data:
Net assets, end of year (000)	$19,631	$8,901	$6,312	$2		$2
Portfolio turnover rate	159.86%	97.35%	90.23%	78.58%		97.63%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
18

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its respective classes - Lord Abbett Growth Opportunities Fund (the "Fund").

The Fund's investment objective is capital appreciation. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative

19

Notes to Financial Statements (continued)

proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the fiscal year ended November 30, 2006, the effective management fee paid to Lord Abbett was at a rate of .80% of the Fund's average daily net assets.

For the fiscal year ended November 30, 2006, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.55%
B	2.20%
C	2.20%
P	1.65%
Y	1.20%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

20

Notes to Financial Statements (continued)

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett World Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plans

The Fund has adopted a distribution plan with respect to its Class A, B, C and P of shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A		Class B	Class C	Class P
Service	.25%		.25%	.25%	.20%
Distribution	.10	%(1)	.75%	.75%	.25%

(1) The amount of CDSC collected by the Fund for the year ended November 30, 2006 was $19,476.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2006:

Distributor Commissions	Dealers' Concessions
$361,624	$1,924,716

Distributor received CDSCs of $10,170 and $3,345 for Class A and Class C shares, respectively, for the year ended November 30, 2006.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

21

Notes to Financial Statements (continued)

On December 11, 2006, a long-term capital gain distribution of approximately $75,500,000 was declared by the Fund. The distribution was paid on December 15, 2006 to shareholders of record on December 14, 2006.

The tax character of distributions paid during the fiscal years ended November 30, 2006 and 2005 are as follows:

	11/30/2006	11/30/2005
Distributions paid from:
Net long-term capital gains	$26,385,792	$–
Total distributions paid	$26,385,792	$–

As of November 30, 2006, the components of accumulated earnings on a tax-basis are as follows:

Undistributed long-term capital gains	$66,695,458
Total undistributed earnings	$66,695,458
Temporary differences	11,193,868
Unrealized gains - net	105,203,109
Total accumulated earnings - net	$183,092,435

As of November 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$726,903,801
Gross unrealized gain	109,774,650
Gross unrealized loss	(4,571,541)
Net unrealized security gain	$105,203,109

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Permanent items identified during the year ended November 30, 2006, have been reclassified among the components of net assets based on their tax-basis treatment as follows:

Accumulated Net Investment Loss	Paid-in Capital
$7,932,332	$(7,932,332)

The permanent difference is primarily attributable to the tax treatment of net investment losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2006 are as follows:

Purchases	Sales
$1,285,043,989	$1,318,286,338

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2006.

22

Notes to Financial Statements (continued)

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Fund's transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of November 30, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended November 30, 2006.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund's performance.

23

Notes to Financial Statements (concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Year Ended November 30, 2006		Year Ended November 30, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,398,151	$93,749,387	5,446,581	$109,201,116
Reinvestment of distributions	891,243	18,635,909	–	–
Shares reacquired	(7,369,417)	(155,343,256)	(6,412,545)	(128,861,895)
Decrease	(2,080,023)	$(42,957,960)	(965,964)	$(19,660,779)
Class B Shares
Shares sold	668,627	$13,581,367	804,467	$15,488,888
Reinvestment of distributions	152,001	3,041,533	–	–
Shares reacquired	(1,279,580)	(25,851,614)	(1,162,326)	(22,439,358)
Decrease	(458,952)	$(9,228,714)	(357,859)	$(6,950,470)
Class C Shares
Shares sold	782,025	$15,882,912	865,960	$16,738,495
Reinvestment of distributions	110,755	2,215,064	–	–
Shares reacquired	(1,208,564)	(24,411,850)	(1,377,074)	(26,511,868)
Decrease	(315,784)	$(6,313,874)	(511,114)	$(9,773,373)
Class P Shares
Shares sold	259,079	$5,609,405	463,394	$9,289,835
Reinvestment of distributions	25,911	542,311	–	–
Shares reacquired	(393,332)	(8,384,581)	(263,308)	(5,287,840)
Increase (decrease)	(108,342)	$(2,232,865)	200,086	$4,001,995
Class Y Shares
Shares sold	545,463	$11,838,316	162,602	$3,364,474
Reinvestment of distributions	12,893	275,136	–	–
Shares reacquired	(100,519)	(2,168,787)	(73,181)	(1,494,207)
Increase	457,837	$9,944,665	89,421	$1,870,267

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No.157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

24

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Lord Abbett Research Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Research Fund, Inc. – Lord Abbett Growth Opportunities Fund (the "Fund") as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc. – Lord Abbett Growth Opportunities Fund as of November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 26, 2007

25

Basic Information About Management

The Board of Directors (the "Board") is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Funds' investment adviser.

Interested Director

The following Directors are Partners of Lord Abbett and are "interested persons" of the Funds as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director and Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Directors

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996	Managing General Partner, Bigelow Media, LLC
		(since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).	Currently serves as director of Adelphia Communications, Inc.; Crane Co.; and Huttig Building Products Inc.

26

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (U.S.) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1992	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

27

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Funds. All the officers of the Funds may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Robert P. Fetch (1953)	Executive Vice President	Elected in 1997	Partner and Senior Investment Manager, joined Lord Abbett in 1995.

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2005	Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990.

Frederick Ruvkun (1957)	Executive Vice President	Elected in 2006	Investment Manager, joined Lord Abbett in 2006; formerly served as Managing Director and Leader of the Small Cap Growth Team and a Portfolio Manager of SMID Cap Growth Assets at J & W Seligman & Company.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2001	Partner and Investment Manager, joined Lord Abbett in 1987.

Edward K. von der Linde (1960)	Executive Vice President	Elected in 2001	Partner and Investment Manager, joined Lord Abbett in 1988.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Evan B. Carpenter (1972)	Vice President	Elected in 2006	Research Analyst, joined Lord Abbett in 2003; prior thereto he served as an Equity Research Analyst at Gabelli Asset Management (2000 - 2003).

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003).

28

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Robert G. Morris (1944)	Vice President	Elected in 1996	Partner and Chief Investment Officer, joined Lord Abbett in 1991.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Paul J. Volovich (1973)	Vice President	Elected in 2004	Investment Manager, joined Lord Abbett in 1997.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC (2000 - 2003).

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Funds' Directors. It is available free upon request.

29

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders, residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12 month period ended June 30, 2006, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

All of the distributions paid to shareholders during the fiscal year ended November 30, 2006 represent long-term capital gains.

30

Lord Abbett Research Fund, Inc.

Lord Abbett Growth Opportunities Fund

LAGOF-2-1106
(1/07)

This report when not used for the general
information of shareholders of the fund, is to
be distributed only if preceded or accompanied
by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:                                       Code of Ethics.

(a)                         In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2006 (the “Period”).

(b)                        Not applicable.

(c)                         The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)                        The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)                         Not applicable.

(f)                           See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

Item 3:                                       Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:                                       Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2006 and 2005 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2006	2005
Audit Fees {a}	$140,000	$136,000
Audit-Related Fees {b}	596	668
Total audit and audit-related fees	140,596	136,668

Tax Fees {c}	27,573	27,334
All Other Fees	-0-	-0-

Total Fees	$168,169	$164,002

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Consists of the Registrant’s proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

{c} Fees for the fiscal year ended November 30, 2006 and 2005 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•                  any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•                  any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2006 and 2005 were:

	Fiscal year ended:
	2006	2005
All Other Fees {a}	$105,500	$105,500

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant’s principal underwriter) for the fiscal years ended November 30, 2006 and 2005 were:

	Fiscal year ended:
	2006		2005
All Other Fees	$	- 0 -	$	- 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:                                       Audit Committee of Listed Registrants.

Not applicable.

Item 6:                                       Schedule of Investments.

Not applicable.

Item 7:                                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                                       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                                       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:                                Submission of Matters to a Vote of Security Holders.

At the June 22, 2006 meetings of the Nominating and Governance Committees (the “Committee”) of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees (“Procedures”). The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates. With respect to shareholder recommendations, it is the Committee’s policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources. The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

Item 11:                                Controls and Procedures.

(a)                         Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                        There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:                                Exhibits.

(a)(1)                Amendments to Code of Ethics – Not applicable.

(a)(2)                Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)                Not applicable.

(b)                             Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT RESEARCH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 26, 2007